SEC File Nos.  002-14728
811-00862

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
____________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 83(X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42(X)
____________

THE GROWTH FUND OF AMERICA, INC.
(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower, Suite 1800, San Francisco, California 94105-1409
 (Address of Principal Executive Offices) (ZIP Code)

Registrant's Telephone Number, Including Area Code:  (415) 421-9360
____________

Patrick F. Quan
Secretary
The Growth Fund of America, Inc.
One Market
Steuart Tower, Suite 1800
San Francisco, California 94105-1409

(Name and Address of Agent for Service)

Copy to:

Michael Glazer
Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, California 90071-2228
(Counsel for the Registrant)
____________

Approximate date of proposed public offering:

[X]    It is proposed that this filing will become effective on November 1, 2008, pursuant to paragraph (b) of Rule 485.

....


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

The Growth Fund
of America/(R)/

 PROSPECTUS

 November 1, 2008

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
16    Shareholder information
17    Choosing a share class
20    Purchase and exchange of shares
25    Sales charges
29    Sales charge reductions and waivers
32    Rollovers from retirement plans to IRAs
33    Plans of distribution
34    Other compensation to dealers
35    How to sell shares
37    Distributions and taxes
38    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                        The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998            31.78
1999            45.70
2000             7.49
2001           -12.28
2002           -22.02
2003            32.90
2004            11.95
2005            14.23
2006            10.94
2007            10.95
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            27.17%  (quarter ended December 31, 1998)
LOWEST            -20.61%  (quarter ended September 30, 2001)

The fund's total return for the nine months ended September 30, 2008, was
-20.76%.

                                       2

The Growth Fund of America / Prospectus


Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which applies only if shares are sold within one year of purchase.

 . Class 529-E and F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F-1 sales charges also apply to the corresponding
Class 529-A, 529-B, 529-C or 529-F-1 sales charges. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                       3

                                        The Growth Fund of America / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 12/1/73
 Before taxes                          4.56%   14.54%    10.78%      15.10%
 After taxes on distributions          3.50    14.11      9.78         N/A
 After taxes on distributions and      4.34    12.76      9.21         N/A
 sale of fund shares

                                      1 YEAR  5 YEARS   LIFETIME/1/
--------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          5.09%  14.81%       3.45%
--------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                          9.07   14.98        6.48
--------------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/15/01
 Before taxes                         10.96   15.90        7.34
--------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                          4.49   14.49        8.43
--------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                          5.01   14.64        8.48
--------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/15/02
 Before taxes                          9.02   14.88        8.60
--------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/1/02
 Before taxes                         10.56   15.48        8.97
--------------------------------------------------------------------
 CLASS 529-F-1 -- FIRST SOLD 9/16/02
 Before taxes                         11.10   15.91       15.09

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
--------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 S&P 500/3/                       5.49%   12.82%    5.91%       11.87%

1   Lifetime results for Class A shares are measured from December 1, 1973, when
    Capital Research and Management Company became the fund's investment adviser.
    Lifetime results for other share classes are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Capital
    Research and Management Company became the fund's investment adviser. The funds or securities that compose each index may vary over time.
3   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

                                       4

The Growth Fund of America / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1/,/3/
--------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases       5.75%/4/    none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent        none/5/    5.00%/6/    1.00%/7/       none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)/8/

                        CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2/14/
-------------------------------------------------------------------------------
 Management fees/9/      0.27%    0.27%    0.27%     0.27%          0.27%
-------------------------------------------------------------------------------
 Distribution and/or     0.24     1.00     1.00      0.25           none
 service (12b-1)
 fees/10/
-------------------------------------------------------------------------------
 Other expenses/11/      0.14     0.12     0.17      0.11           0.16
-------------------------------------------------------------------------------
 Total annual fund       0.65     1.39     1.44      0.63           0.43
 operating expenses/9/

                         CLASS    CLASS    CLASS     CLASS          CLASS
                         529-A    529-B    529-C     529-E         529-F-1
-------------------------------------------------------------------------------
 Management fees/9/      0.27%    0.27%    0.27%     0.27%          0.27%
-------------------------------------------------------------------------------
 Distribution and/or     0.20     1.00     1.00      0.50           0.00
 service (12b-1)
 fees/12/
-------------------------------------------------------------------------------
 Other                   0.22     0.23     0.23      0.22           0.22
 expenses/11/,/13/
-------------------------------------------------------------------------------
 Total annual fund       0.69     1.50     1.50      0.99           0.49
 operating expenses/9/

1   Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
2   Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
3   Class F-1, F-2 and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
4   The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.
5   A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
6   The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
7   The contingent deferred sales charge is eliminated one year after purchase.

8   Based on amounts incurred in the fund's previous fiscal year, except as otherwise noted.
9   The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
    Highlights table in this prospectus and in the fund's annual report.
10  Class A and F-1 12b-1 fees may not exceed .25% and .50%, respectively, of each class's average net assets annually. Class B and C 12b-1 fees may not exceed 1.00% of each class's average net assets annually.

11   Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.
12   Class 529-A and 529-F-1 12b-1 fees may not exceed .50% of each class's average net assets annually. Class 529-B and 529-C 12b-1 fees may not exceed
    1.00% of each class's average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class's average net assets annually.
13   Includes up to a maximum of .10% paid to a state or states for oversight and administrative services.

14   Based on estimated amounts for the current fiscal year.

                                       5

                                        The Growth Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/                                 $638    $771    $  916     $1,339
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           642     840       961      1,466
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        142     440       761      1,466
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           247     456       787      1,724
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           147     456       787      1,724
-------------------------------------------------------------------------------
 Class F-1 -- excluding intermediary          64     202       351        786
 fees/5/
-------------------------------------------------------------------------------
 Class F-2 -- excluding intermediary          44     138       241        542
 fees/5/
-------------------------------------------------------------------------------
 Class 529-A/1/,/6/                          661     822       996      1,489
-------------------------------------------------------------------------------
 Class 529-B -- assuming                     672     913     1,076      1,673
 redemption/2/,/6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  172     513       876      1,673
 redemption/3/,/6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     272     513       876      1,890
 redemption/4/,/6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    172     513       876      1,890
-------------------------------------------------------------------------------
 Class 529-E/6/                              121     354       605      1,316
-------------------------------------------------------------------------------
 Class 529-F-1 -- excluding intermediary      70     197       333        723
 fees/5/,/6/

1   Reflects the maximum initial sales charge.
2   Reflects applicable contingent deferred sales charges through year six and
    Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.
3   Reflects Class A or 529-A expenses for years nine and 10 because Class B and
    529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.
4   Reflects a contingent deferred sales charge in the first year.
5   Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
6   Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

                                       6

The Growth Fund of America / Prospectus


Investment objective, strategies and risks

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                        The Growth Fund of America / Prospectus

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500
Composite Index. Investments outside the United States may be subject to certain risks. For example, changes in relationships among global currencies may trigger declines in the value of the fund's holdings. Investing in securities issued by entities based outside the United States may also be affected by currency controls, different accounting and legal standards, expropriation, tax policies, greater market volatility and various administrative difficulties.

The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by
Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table on page 9 reflects the fund's results calculated without sales charges.

                                       8

The Growth Fund of America / Prospectus


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 12/1/73
 Before taxes                          10.95%  15.91%    11.44%      15.30%
 After taxes on distributions           9.83   15.47     10.44         N/A
 After taxes on distributions and       8.58   14.00      9.83         N/A
 sale of fund shares
-------------------------------------------------------------------------------

                                       1 YEAR  5 YEARS   LIFETIME/1/
--------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         10.09%  15.04%       3.45%
--------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         10.07   14.98        6.48
--------------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/15/01
 Before taxes                         10.96   15.90        7.34
--------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                         10.87   15.86        9.53
--------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                         10.01   14.87        8.59
--------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/15/02
 Before taxes                         10.02   14.88        8.60
--------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/1/02
 Before taxes                         10.56   15.48        8.97
--------------------------------------------------------------------
 CLASS 529-F-1 -- FIRST SOLD 9/16/02
 Before taxes                         11.10   15.91       15.09

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lipper Capital Appreciation Funds     16.39%  15.18%    6.54%       11.95%
 Index/3/
 Lipper Growth Funds Index/4/           7.83   12.30     4.76        10.76
 Lipper Multi-Cap Growth Funds         12.79   15.15     5.50        11.78
 Index/5/
 Lipper Multi-Cap Core Funds Index/6/   5.97   14.08     6.46        11.47

1   Lifetime results for Class A shares are measured from December 1, 1973, when
    Capital Research and Management Company became the fund's investment adviser.
    Lifetime results for other share classes are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Capital
    Research and Management Company became the fund's investment adviser. The funds or securities that compose each index may vary over time.
3   Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4   Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

5   Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75%
    of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S.
    equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6   Lipper Multi-Cap Core Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75%
    of their equity assets in any one market capitalization range over an extended period of time. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                       9

                                        The Growth Fund of America / Prospectus

INDUSTRY SECTOR DIVERSIFICATION AS OF AUGUST 31, 2008
[begin pie chart]
Information technology                                    21.82%
Energy                                                    13.92%
Consumer discretionary                                    10.01%
Health care                                                9.82%
Industrials                                                7.68%
Convertible securities                                     0.44%
Bonds & notes                                              0.04%
Other industries                                          22.61%
Short-term securities & other assets less liabilities     13.66%
[end pie chart]

 LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2008   PERCENT OF NET ASSETS
 Oracle                                                  2.41%
-----------------------------------------------------------------------
 Google                                                  2.37
-----------------------------------------------------------------------
 Schlumberger                                            2.32
-----------------------------------------------------------------------
 Cisco Systems                                           2.20
-----------------------------------------------------------------------
 Microsoft                                               1.91
-----------------------------------------------------------------------
 Suncor                                                  1.64
-----------------------------------------------------------------------
 Lowe's                                                  1.31
-----------------------------------------------------------------------
 Apple                                                   1.29
-----------------------------------------------------------------------
 Roche                                                   1.25
-----------------------------------------------------------------------
 Nokia                                                   1.20
-----------------------------------------------------------------------

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       10

The Growth Fund of America / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended August 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

                                       11

                                        The Growth Fund of America / Prospectus

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       12

The Growth Fund of America / Prospectus


The primary individual portfolio counselors for The Growth Fund of America are:

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
----------------------------------------------------------------------------------------------
 DONNALISA BARNUM            7 years         Senior Vice President -    Serves as an equity
                                             Capital World Investors    portfolio counselor

                                             Investment professional
                                             for 27 years in total;
                                             22 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 GORDON CRAWFORD             17 years        Senior Vice President -    Serves as an equity
 Senior Vice President   (plus 16 years of   Capital Research Global    portfolio counselor
                         prior experience    Investors
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 37 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------
 JAMES E. DRASDO             23 years        Senior Vice President -    Serves as an equity
                         (plus 7 years of    Capital World Investors    portfolio counselor
                         prior experience
                              as an          Investment professional
                        investment analyst   for 37 years in total;
                          for the fund)      31 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN             4 years         Senior Vice President -    Serves as an equity
                                             Capital Research Global    portfolio counselor
                                             Investors

                                             Investment professional
                                             for 23 years in total;
                                             18 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------

                                       13

                                        The Growth Fund of America / Prospectus

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
----------------------------------------------------------------------------------------------
 J. BLAIR FRANK              7 years         Senior Vice President -    Serves as an equity
                         (plus 7 years of    Capital Research Global    portfolio counselor
                         prior experience    Investors
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 15 years in total;
                                             14 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 GREGG E. IRELAND            4 years         Senior Vice President -    Serves as an equity
                                             Capital World Investors    portfolio counselor

                                             Investment professional
                                             for 36 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------
 MICHAEL T. KERR             10 years        Senior Vice President -    Serves as an equity
 Senior Vice President   (plus 9 years of    Capital World Investors    portfolio counselor
                         prior experience
                              as an          Investment professional
                        investment analyst   for 25 years in total;
                          for the fund)      23 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 RONALD B. MORROW            4 years         Senior Vice President -    Serves as an equity
                         (plus 8 years of    Capital World Investors    portfolio counselor
                         prior experience
                              as an          Investment professional
                        investment analyst   for 40 years in total;
                          for the fund)      11 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 DONALD D. O'NEAL            15 years        Senior Vice President -    Serves as an equity
 President               (plus 6 years of    Capital Research Global    portfolio counselor
                         prior experience    Investors
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 23 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------

                                       14

The Growth Fund of America / Prospectus


                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
----------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG         20 years        Chairman of the Board,     Serves as an equity
 Vice Chairman of the    (plus 3 years of    Capital Research and       portfolio counselor
 Board                   prior experience    Management Company
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 38 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN         23 years        Chairman Emeritus and      Serves as an equity
                                             Director, Capital          portfolio counselor
                                             Research and Management
                                             Company

                                             Investment professional
                                             for 44 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       15

                                        The Growth Fund of America / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       16

The Growth Fund of America / Prospectus


Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.
Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
  529-B or 529-C shares to cover higher education expenses); and

.. availability of share classes:

  -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

  -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR
F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F-1
SHARES.

                                       17

                                        The Growth Fund of America / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES

 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .25% annually (for Class 529-A shares, may not
                         exceed .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES

 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class A or 529-A shares in the
                         month of the eight-year anniversary of the purchase
                         date, reducing future annual expenses

 CLASS C SHARES

 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)

 CLASS 529-E SHARES

 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       18

The Growth Fund of America / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS F-1 SHARES

 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, and may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F-2 SHARES

 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       19

                                        The Growth Fund of America / Prospectus

Purchase and exchange of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN
CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR
BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE
THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)
next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

                                       20

The Growth Fund of America / Prospectus


PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser
(who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN
THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE
MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

                                       21

                                        The Growth Fund of America / Prospectus

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series/(R)/; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

                                       22

The Growth Fund of America / Prospectus


The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529          $    250/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                      50
    For a payroll deduction retirement plan account, payroll               25
    deduction
    savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                   50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                  500,000

1   Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
2   For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

                                       23

                                        The Growth Fund of America / Prospectus

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes).
Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       24

The Growth Fund of America / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

                                       25

                                        The Growth Fund of America / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

                                       26

The Growth Fund of America / Prospectus


 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                       27

                                        The Growth Fund of America / Prospectus

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND F SHARES

Class 529-E and F shares are sold without any initial or contingent deferred sales charge.

                                       28

The Growth Fund of America / Prospectus


Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

                                       29

                                        The Growth Fund of America / Prospectus

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds money market funds) to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or
 (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details.
 You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see "How to sell shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       30

The Growth Fund of America / Prospectus


CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

  -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

  -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                                       31

                                        The Growth Fund of America / Prospectus

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       32

The Growth Fund of America / Prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F-1 and 529-F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for
Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

                                       33

                                        The Growth Fund of America / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       34

The Growth Fund of America / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

   -- more than $75,000;

   -- made payable to someone other than the registered shareholder(s); or

   -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
   Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. If you redeem
Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges.

                                       35

                                        The Growth Fund of America / Prospectus

Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds
Service Company. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       36

The Growth Fund of America / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by the fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       37

                                        The Growth Fund of America / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                               (LOSS) INCOME FROM INVESTMENT OPERATIONS/2/
                                                                   Net
                                                                 (losses)
                                                                 gains on
                                                                securities
                                    Net asset       Net           (both
                                     value,     investment       realized      Total from
                                    beginning     income           and         investment
                                    of period     (loss)       unrealized)     operations
---------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2008                $35.77       $ .36          $(3.10)         $(2.74)
 Year ended 8/31/2007                 31.93         .32            4.89            5.21
 Year ended 8/31/2006                 29.51         .28            2.56            2.84
 Year ended 8/31/2005                 24.43         .21            4.96            5.17
 Year ended 8/31/2004                 22.49         .05            1.90            1.95
---------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2008                 34.48         .11           (2.99)          (2.88)
 Year ended 8/31/2007                 30.83         .06            4.73            4.79
 Year ended 8/31/2006                 28.55         .04            2.47            2.51
 Year ended 8/31/2005                 23.73          --/5/         4.82            4.82
 Year ended 8/31/2004                 22.00        (.13 )          1.86            1.73
---------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2008                $34.34       $ .09          $(2.97)         $(2.88)
 Year ended 8/31/2007                 30.73         .05            4.70            4.75
 Year ended 8/31/2006                 28.47         .02            2.47            2.49
 Year ended 8/31/2005                 23.68        (.01 )          4.80            4.79
 Year ended 8/31/2004                 21.96        (.14 )          1.86            1.72
---------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 8/31/2008                 35.56         .36           (3.08)          (2.72)
 Year ended 8/31/2007                 31.76         .32            4.87            5.19
 Year ended 8/31/2006                 29.37         .28            2.54            2.82
 Year ended 8/31/2005                 24.33         .20            4.94            5.14
 Year ended 8/31/2004                 22.41         .04            1.90            1.94
---------------------------------------------------------------------------------------------
 CLASS F-2:
 Period from 8/1/2008 to 8/31/2008    30.43         .03             .15             .18
---------------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 8/31/2008                 35.62         .34           (3.08)          (2.74)
 Year ended 8/31/2007                 31.81         .31            4.87            5.18
 Year ended 8/31/2006                 29.42         .27            2.54            2.81
 Year ended 8/31/2005                 24.38         .19            4.95            5.14
 Year ended 8/31/2004                 22.47         .04            1.90            1.94
---------------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 8/31/2008                 34.62         .07           (2.99)          (2.92)
 Year ended 8/31/2007                 30.97         .03            4.74            4.77
 Year ended 8/31/2006                 28.71         .01            2.48            2.49
 Year ended 8/31/2005                 23.91        (.04 )          4.84            4.80
 Year ended 8/31/2004                 22.20        (.18 )          1.89            1.71
---------------------------------------------------------------------------------------------
 CLASS 529-C:
 Year ended 8/31/2008                $34.62       $ .07          $(2.99)         $(2.92)
 Year ended 8/31/2007                 30.99         .03            4.74            4.77
 Year ended 8/31/2006                 28.72         .01            2.49            2.50
 Year ended 8/31/2005                 23.91        (.04 )          4.85            4.81
 Year ended 8/31/2004                 22.21        (.17 )          1.87            1.70
---------------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 8/31/2008                 35.34         .24           (3.06)          (2.82)
 Year ended 8/31/2007                 31.58         .20            4.84            5.04
 Year ended 8/31/2006                 29.23         .17            2.52            2.69
 Year ended 8/31/2005                 24.22         .10            4.92            5.02
 Year ended 8/31/2004                 22.37        (.05 )          1.90            1.85
---------------------------------------------------------------------------------------------
 CLASS 529-F-1:
 Year ended 8/31/2008                 35.61         .41           (3.08)          (2.67)
 Year ended 8/31/2007                 31.80         .37            4.87            5.24
 Year ended 8/31/2006                 29.38         .33            2.53            2.86
 Year ended 8/31/2005                 24.34         .19            4.94            5.13
 Year ended 8/31/2004                 22.45         .02            1.89            1.91
(The Financial Highlights table continues on the following page.)

                                       38

The Growth Fund of America / Prospectus


                                          DIVIDENDS AND DISTRIBUTIONS
                                    Dividends   Distributions      Total
                                    (from net       (from        dividends    Net asset
                                    investment     capital          and       value, end       Total
                                     income)       gains)      distributions  of period    return/3/,/4/
-----------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2008                 $(.36)       $(2.06)        $(2.42)       $30.61        (8.24)%
 Year ended 8/31/2007                  (.27)        (1.10)         (1.37)        35.77        16.69
 Year ended 8/31/2006                  (.19)         (.23)          (.42)        31.93         9.66
 Year ended 8/31/2005                  (.09)           --           (.09)        29.51        21.20
 Year ended 8/31/2004                  (.01)           --           (.01)        24.43         8.65
-----------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2008                  (.10)        (2.06)         (2.16)        29.44        (8.91)
 Year ended 8/31/2007                  (.04)        (1.10)         (1.14)        34.48        15.82
 Year ended 8/31/2006                    --          (.23)          (.23)        30.83         8.80
 Year ended 8/31/2005                    --            --             --         28.55        20.31
 Year ended 8/31/2004                    --            --             --         23.73         7.86
-----------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2008                 $(.10)       $(2.06)        $(2.16)       $29.30        (8.95)%
 Year ended 8/31/2007                  (.04)        (1.10)         (1.14)        34.34        15.74
 Year ended 8/31/2006                    --          (.23)          (.23)        30.73         8.75
 Year ended 8/31/2005                    --            --             --         28.47        20.23
 Year ended 8/31/2004                    --            --             --         23.68         7.83
-----------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 8/31/2008                  (.37)        (2.06)         (2.43)        30.41        (8.23)
 Year ended 8/31/2007                  (.29)        (1.10)         (1.39)        35.56        16.71
 Year ended 8/31/2006                  (.20)         (.23)          (.43)        31.76         9.62
 Year ended 8/31/2005                  (.10)           --           (.10)        29.37        21.18
 Year ended 8/31/2004                  (.02)           --           (.02)        24.33         8.66
-----------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Period from 8/1/2008 to 8/31/2008       --            --             --         30.61          .59
-----------------------------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 8/31/2008                  (.35)        (2.06)         (2.41)        30.47        (8.27)
 Year ended 8/31/2007                  (.27)        (1.10)         (1.37)        35.62        16.66
 Year ended 8/31/2006                  (.19)         (.23)          (.42)        31.81         9.57
 Year ended 8/31/2005                  (.10)           --           (.10)        29.42        21.13
 Year ended 8/31/2004                  (.03)           --           (.03)        24.38         8.63
-----------------------------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 8/31/2008                  (.08)        (2.06)         (2.14)        29.56        (9.00)
 Year ended 8/31/2007                  (.02)        (1.10)         (1.12)        34.62        15.69
 Year ended 8/31/2006                    --          (.23)          (.23)        30.97         8.68
 Year ended 8/31/2005                    --            --             --         28.71        20.08
 Year ended 8/31/2004                    --            --             --         23.91         7.70
-----------------------------------------------------------------------------------------------------------
 CLASS 529-C:
 Year ended 8/31/2008                 $(.09)       $(2.06)        $(2.15)       $29.55        (8.99)%
 Year ended 8/31/2007                  (.04)        (1.10)         (1.14)        34.62        15.66
 Year ended 8/31/2006                    --          (.23)          (.23)        30.99         8.71
 Year ended 8/31/2005                    --            --             --         28.72        20.12
 Year ended 8/31/2004                    --            --             --         23.91         7.65
-----------------------------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 8/31/2008                  (.25)        (2.06)         (2.31)        30.21        (8.55)
 Year ended 8/31/2007                  (.18)        (1.10)         (1.28)        35.34        16.29
 Year ended 8/31/2006                  (.11)         (.23)          (.34)        31.58         9.21
 Year ended 8/31/2005                  (.01)           --           (.01)        29.23        20.73
 Year ended 8/31/2004                    --            --             --         24.22         8.27
-----------------------------------------------------------------------------------------------------------
 CLASS 529-F-1:
 Year ended 8/31/2008                  (.42)        (2.06)         (2.48)        30.46        (8.09)
 Year ended 8/31/2007                  (.33)        (1.10)         (1.43)        35.61        16.86
 Year ended 8/31/2006                  (.21)         (.23)          (.44)        31.80         9.79
 Year ended 8/31/2005                  (.09)           --           (.09)        29.38        21.12
 Year ended 8/31/2004                  (.02)           --           (.02)        24.34         8.53

                                                    Ratio of     Ratio of
                                                    expenses     expenses     Ratio of
                                                   to average   to average       net
                                                   net assets   net assets     income
                                     Net assets,     before        after      (loss) to
                                       end of         reim-        reim-       average
                                       period      bursements/  bursements/      net
                                    (in millions)    waivers    waivers/4/    assets/4/
----------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2008                  $81,529         .65%         .62%        1.09%
 Year ended 8/31/2007                   90,125         .64          .62          .94
 Year ended 8/31/2006                   78,854         .65          .63          .89
 Year ended 8/31/2005                   67,793         .68          .66          .76
 Year ended 8/31/2004                   52,432         .70          .70          .20
----------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2008                    6,367        1.39         1.37          .34
 Year ended 8/31/2007                    7,596        1.39         1.36          .20
 Year ended 8/31/2006                    6,839        1.40         1.38          .14
 Year ended 8/31/2005                    6,098        1.43         1.41          .01
 Year ended 8/31/2004                    4,788        1.44         1.44         (.55)
----------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2008                  $10,209        1.44%        1.41%         .29%
 Year ended 8/31/2007                   11,091        1.45         1.42          .14
 Year ended 8/31/2006                    9,036        1.47         1.44          .07
 Year ended 8/31/2005                    7,054        1.48         1.46         (.05)
 Year ended 8/31/2004                    4,814        1.50         1.50         (.60)
----------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 8/31/2008                   25,528         .63          .61         1.09
 Year ended 8/31/2007                   25,404         .63          .61          .95
 Year ended 8/31/2006                   17,613         .64          .61          .91
 Year ended 8/31/2005                   12,122         .70          .68          .73
 Year ended 8/31/2004                    7,237         .72          .72          .17
----------------------------------------------------------------------------------------
 CLASS F-2:
 Period from 8/1/2008 to 8/31/2008         114         .04          .03          .09
----------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 8/31/2008                    2,859         .69          .66         1.03
 Year ended 8/31/2007                    2,725         .69          .66          .90
 Year ended 8/31/2006                    1,968         .68          .66          .86
 Year ended 8/31/2005                    1,386         .73          .71          .69
 Year ended 8/31/2004                      815         .74          .74          .16
----------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 8/31/2008                      514        1.50         1.48          .23
 Year ended 8/31/2007                      534        1.51         1.48          .08
 Year ended 8/31/2006                      424        1.52         1.50          .02
 Year ended 8/31/2005                      335        1.59         1.57         (.16)
 Year ended 8/31/2004                      219        1.62         1.62         (.72)
----------------------------------------------------------------------------------------
 CLASS 529-C:
 Year ended 8/31/2008                  $   881        1.50%        1.47%         .23%
 Year ended 8/31/2007                      849        1.50         1.48          .08
 Year ended 8/31/2006                      619        1.52         1.49          .03
 Year ended 8/31/2005                      447        1.58         1.56         (.15)
 Year ended 8/31/2004                      273        1.61         1.61         (.71)
----------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 8/31/2008                      147         .99          .97          .73
 Year ended 8/31/2007                      143         .99          .97          .59
 Year ended 8/31/2006                      107        1.00          .97          .54
 Year ended 8/31/2005                       76        1.06         1.04          .36
 Year ended 8/31/2004                       44        1.09         1.09         (.19)
----------------------------------------------------------------------------------------
 CLASS 529-F-1:
 Year ended 8/31/2008                       85         .49          .47         1.24
 Year ended 8/31/2007                       81         .49          .47         1.09
 Year ended 8/31/2006                       52         .50          .47         1.05
 Year ended 8/31/2005                       30         .72          .70          .70
 Year ended 8/31/2004                       16         .84          .84          .07
(The Financial Highlights table continues on the following page.)

                                       39

                                        The Growth Fund of America / Prospectus


                                         YEAR ENDED AUGUST 31
                          2008       2007        2006       2005         2004
---------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES     32%        26%         22%        20%          19%
 OF SHARES

1   Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2   Based on average shares outstanding.
3   Total returns exclude any applicable sales charges, including contingent deferred sales charges.

4   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
    Capital Research and Management Company reduced fees for investment advisory services.
5   Amount less than $.01.

                                       40

The Growth Fund of America / Prospectus


NOTES

                                       41

                                        The Growth Fund of America / Prospectus

NOTES

                                       42

The Growth Fund of America / Prospectus


NOTES

                                       43

                                        The Growth Fund of America / Prospectus


[logo - American Funds/(R)/]                The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES               American Funds Service Company
                                        800/421-0180

 FOR RETIREMENT PLAN SERVICES           Call your employer or plan administrator

 FOR ADVISER MARKETING                  American Funds Distributors
                                        800/421-9900

 FOR 529 PLANS                          American Funds Service Company
                                        800 /421-0180, ext. 529

 FOR 24-HOUR INFORMATION                American FundsLine
                                        800/325-3590
                                        americanfunds.com

 Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
 By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
P.O. Box 7650, San Francisco, California 94120.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                                                              Investment Company File No. 811-00862
                                                                         MFGEPR-905-1108P Litho in USA CGD/RRD/8009
--------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust


[logo - American Funds/(R)/]                   The right choice for the long term/(R)/

The Growth Fund
of America/(R)/

 PROSPECTUS
 ADDENDUM

 November 1, 2008

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of The Growth Fund of America are available to certain clients of the Personal Investment Management group of Capital Guardian Trust
Company./SM/ Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Risk/Return summary -- pages 1-4

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                       1 YEAR   5 YEARS    LIFETIME/*/
------------------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                          11.25%    16.21%       10.49%

* Lifetime results are measured from the date the share class was first sold.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------
 Management fees/1/                                 0.27%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees           none
--------------------------------------------------------------
 Other expenses/2/                                  0.10
--------------------------------------------------------------
 Total annual fund operating expenses/1/            0.37

1   The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
    Highlights table in this prospectus addendum and in the fund's annual report.
2   Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.


EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5                $38     $119     $208       $468
-------------------------------------------------------------

Purchase and exchange of shares -- pages 20-24

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 25-28

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.


Financial highlights -- pages 38-40

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus addendum and the fund's annual report. The information in the
Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                   (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/

                                                  Net (losses)
                                                      gains
                                                       on
                                                   securities
                       Net asset                      (both
                        value,         Net          realized       Total from
                       beginning   investment          and         investment
                        of year      income        unrealized)     operations
---------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 8/31/2008   $35.82        $.45           $(3.09)         $(2.64)
 Year ended 8/31/2007    31.98         .41             4.89            5.30
 Year ended 8/31/2006    29.56         .37             2.55            2.92
 Year ended 8/31/2005    24.50         .28             4.97            5.25
 Year ended 8/31/2004    22.52         .12             1.91            2.03

                              DIVIDENDS AND DISTRIBUTIONS

                       Dividends                       Total
                       (from net   Distributions     dividends    Net asset
                       investment      (from            and       value, end    Total
                        income)    capital gains)  distributions   of year    return/2/
-----------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 8/31/2008    $(.46)       $(2.06)         $(2.52)       $30.66     (7.96)%
 Year ended 8/31/2007     (.36)        (1.10)          (1.46)        35.82     16.97
 Year ended 8/31/2006     (.27)         (.23)           (.50)        31.98      9.92
 Year ended 8/31/2005     (.19)           --            (.19)        29.56     21.52
 Year ended 8/31/2004     (.05)           --            (.05)        24.50      9.02

                                       Ratio of     Ratio of
                                       expenses     expenses
                                      to average   to average      Ratio
                                      net assets   net assets     of net
                                        before        after      income to
                        Net assets,      reim-        reim-       average
                        end of year   bursements/  bursements/      net
                       (in millions)    waivers    waivers/2/    assets/2/
---------------------------------------------------------------------------
 CLASS R-5:
 Year ended 8/31/2008     $17,362        .37%         .34%         1.35%
 Year ended 8/31/2007      12,630        .38          .35          1.21
 Year ended 8/31/2006       6,863        .39          .36          1.17
 Year ended 8/31/2005       3,204        .40          .38          1.02
 Year ended 8/31/2004       1,179        .41          .41           .50

                                          YEAR ENDED AUGUST 31
                          2008       2007         2006        2005         2004
-----------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      32%        26%          22%         20%          19%
 OF SHARES

1   Based on average shares outstanding.

2   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
    Capital Research and Management Company reduced fees for investment advisory services.


                        THE GROWTH FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                              November 1, 2008

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of The Growth Fund of America,
Inc. (the "fund" or "GFA") dated November 1, 2008. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                        The Growth Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                  415/421-9360

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                      The Growth Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

OBJECTIVE

..    The fund will invest at least 65% of its assets in securities of companies that appear to offer superior opportunities for growth of capital.

DEBT SECURITIES

..    The fund may invest up to 10% of its assets in nonconvertible debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below by Moody's Investors Service
     ("Moody's") and BB+ or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

INVESTING OUTSIDE THE U.S.

..    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in the S&P
     500 Composite Index.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

                      The Growth Fund of America -- Page 2

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

                      The Growth Fund of America -- Page 3

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation;

                      The Growth Fund of America -- Page 4

changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment Corpo-

                      The Growth Fund of America -- Page 5

     ration (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As a consequence, certain fixed-
income securities issued by Freddie Mac and Fannie Mae have the benefit of more explicit U.S. Government support.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

                      The Growth Fund of America -- Page 6

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes. The fund does not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended August 31, 2008 and 2007 were 32% and 26%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

                      The Growth Fund of America -- Page 7

The fund may not:

1.   Purchase the securities of any issuer, except the U.S. government or any subdivision thereof, if upon such purchase more than 5% of the value of its total assets would consist of securities of such issuer.

2.   Purchase the securities of companies in a particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if thereafter 25% or more of the value of its total assets would consist of securities issued by companies in that industry.

3.   Purchase more than 10% of the voting or non-voting securities of any one issuer.

4.   Invest more than 15% of the value of its assets in securities that are illiquid.

5.   Purchase securities on margin.

6.   Purchase or sell any real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7.   Make loans to anyone (the purchase of a portion of an issue of bonds, debentures or other securities, whether or not on the original issue of such securities, is not to be considered the making of a loan).

8.   Borrow more than an amount equal to 5% of the value of its total assets, determined immediately after the time of the borrowing, and then only from banks, as a temporary measure for extraordinary or emergency purposes.

9.   Invest in the securities of any issuer for the purpose of exercising control or management.

10.  Deal in commodities or commodity contracts.

11.  Act as underwriter of securities issued by other persons.

For purposes of Investment Restriction #4, the fund will not invest more than
15% of its net assets in illiquid securities.  Furthermore, Investment
Restriction #10 does not prevent the fund from engaging in transactions involving forward currency contracts.

                      The Growth Fund of America -- Page 8

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval.

1.   The fund does not currently intend to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3.   The fund may not issue senior securities, except as permitted by the 1940
Act.

4.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                      The Growth Fund of America -- Page 9

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                     NUMBER OF
 POSITION WITH FUND                                              PORTFOLIOS/3/
 (YEAR FIRST ELECTED                PRINCIPAL OCCUPATION(S)        OVERSEEN        OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/2/)                  DURING PAST FIVE YEARS        BY DIRECTOR              BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------
 Ronald P. Badie, 65             Retired; former Vice                  3         Amphenol Corporation;
 Director (2008)                 Chairman, Deutsche Bank Alex.                   Merisel, Inc.; Nautilus, Inc.;
                                 Brown                                           Obagi Medical Products, Inc.
-----------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato, 62          Chairman and CEO, Ducommun            6         Ducommun Incorporated
 Director (2003)                 Incorporated (aerospace
                                 components manufacturer)
-----------------------------------------------------------------------------------------------------------------
 Louise H. Bryson, 64            Chair of the Board of                 3         None
 Director (2008)                 Trustees, J. Paul Getty
                                 Trust; President,
                                 Distribution, Lifetime
                                 Entertainment Network;
                                 General Manager, Lifetime
                                 Movie Network
-----------------------------------------------------------------------------------------------------------------
 Robert J. Denison, 67           Chair, First Security                 5         None
 Director (2005)                 Management (private
                                 investment)
-----------------------------------------------------------------------------------------------------------------
 Robert A. Fox, 71               Managing General Partner, Fox         8         Chemtura Corporation
 Director (1970)                 Investments LP; corporate
                                 director; retired President
                                 and CEO, Foster Farms
                                 (poultry producer)
-----------------------------------------------------------------------------------------------------------------
 Leonade D. Jones, 60            Co-founder, VentureThink LLC          7         None
 Director (1993)                 (developed and managed
                                 e-commerce businesses) and
                                 Versura Inc. (education loan
                                 exchange); former Treasurer,
                                 The Washington Post Company
-----------------------------------------------------------------------------------------------------------------
 John G. McDonald, 71            Stanford Investors Professor,         9         iStar Financial, Inc.;
 Director (1976)                 Graduate School of Business,                    Plum Creek Timber Co.;
                                 Stanford University                             Scholastic Corporation;
                                                                                 Varian, Inc.
-----------------------------------------------------------------------------------------------------------------
 Gail L. Neale, 73               President, The Lovejoy                4         None
 Director (1998)                 Consulting Group, Inc. (a
                                 pro-bono consulting group
                                 advising nonprofit
                                 organizations)
-----------------------------------------------------------------------------------------------------------------
 Henry E. Riggs, 73              President Emeritus, Keck              5         None
 Chairman of the Board           Graduate Institute of Applied
 (Independent and                Life Sciences
 Non-Executive) and Director
 (1989)
-----------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf, Ph.D., 74    Private investor; corporate           7         None
 Director (1985)                 director; former Lecturer,
                                 Department of Molecular
                                 Biology, Princeton University
-----------------------------------------------------------------------------------------------------------------

                     The Growth Fund of America -- Page 10

"INTERESTED" DIRECTORS/5/

                                 PRINCIPAL OCCUPATION(S)
                                 DURING PAST FIVE YEARS
 NAME, AGE AND                        AND POSITIONS              NUMBER OF
 POSITION WITH FUND           HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED          OR THE PRINCIPAL UNDERWRITER       OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)             OF THE FUND              BY DIRECTOR            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------

 James F. Rothenberg, 62     Chairman of the Board, Capital          2         None
 Vice Chairman of the        Research and Management
 Board (1997)                Company; Director and
                             Non-Executive Chairman,
                             American Funds Distributors,
                             Inc.*; Director, The Capital
                             Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------
 Donald D. O'Neal, 48        Senior Vice President - Capital         3         None
 President (1995)            Research Global Investors,
                             Capital Research and Management
                             Company; Director, The Capital
                             Group Companies, Inc.*
-----------------------------------------------------------------------------------------------------------

                     The Growth Fund of America -- Page 11

OTHER OFFICERS

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Paul G. Haaga, Jr.,     Vice Chairman of the Board, Capital Research and
 59                      Management Company; Senior Vice President - Fixed
 Executive Vice          Income, Capital Research and Management Company;
 President (1994)        Director, The Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Gordon Crawford, 61     Senior Vice President - Capital Research Global
 Senior Vice             Investors, Capital Research and Management Company;
 President (1992)        Director, The Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Michael T. Kerr, 49     Senior Vice President - Capital World Investors,
 Senior Vice             Capital Research and Management Company; Director,
 President (1998)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Bradley J. Vogt,/6/     President and Director, Capital Research Company*;
  43                     Senior Vice President - Capital World Investors,
 Senior Vice             Capital Research Company*; Director, American Funds
 President (1999)        Distributors, Inc.*; Director, Capital Group
                         Research, Inc.*; Director, Capital International
                         Research, Inc.*; Director, The Capital Group
                         Companies, Inc.*
-------------------------------------------------------------------------------
 Richard M.              Senior Vice President - Capital World Investors,
 Beleson,/6/ / /54       Capital Research Company*
 Vice President
 (1992)
-------------------------------------------------------------------------------
 Donald H. Rolfe, 36     Associate Counsel - Fund Business Management Group,
 Vice President          Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------
 Patrick F. Quan, 50     Vice President - Fund Business Management Group,
 Secretary (1986 -       Capital Research and Management Company
 1998; 2000)
-------------------------------------------------------------------------------
 Jeffrey P. Regal, 37    Vice President - Fund Business Management Group,
 Treasurer (2006)        Capital Research and Management Company
-------------------------------------------------------------------------------
 David A. Pritchett,     Vice President - Fund Business Management Group,
 42                      Capital Research and Management Company
 Assistant Treasurer
 (1999)
-------------------------------------------------------------------------------

*   Company affiliated with Capital Research and Management Company.

1   The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.

2   Directors and officers of the fund serve until their resignation, removal or retirement.
3   Funds managed by Capital Research and Management Company, including the
    American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R) Inc.,
    which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4   This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
5   "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
6   All of the officers listed, except Messrs. Beleson and Vogt, are officers and/or directors/trustees of one or more of the other funds for which Capital
    Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                     The Growth Fund of America -- Page 12

FUND SHARES OWNED BY DIRECTOR AS OF DECEMBER 31, 2007

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                SHARES OWNED/2/               BY DIRECTOR
-------------------------------------------------------------------------------
 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Ronald P. Badie/3/            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Joseph C. Berenato          $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Louise H. Bryson/3/         $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Robert J. Denison           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Gail L. Neale               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                 Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf            Over $100,000                Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Donald D. O'Neal               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 James F. Rothenberg            Over $100,000              Over $100,000
-------------------------------------------------------------------------------

1   Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
    Companies, Inc. retirement plan and 401(k) plan.

2   An independent director also may have exposure to the fund through an allocation of some or all of his or her nonqualified deferred compensation account.
3   Mr. Badie and Ms. Bryson were elected on August 7, 2008. The dollar ranges of fund shares owned are as of August 7, 2008.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $16,500 to $35,000, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

                     The Growth Fund of America -- Page 13

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED AUGUST 31, 2008

                                                              TOTAL COMPENSATION (INCLUDING
                                                                   VOLUNTARILY DEFERRED
                                                                     COMPENSATION/1/)
                                    AGGREGATE COMPENSATION      FROM ALL FUNDS MANAGED BY
                                    (INCLUDING VOLUNTARILY         CAPITAL RESEARCH AND
                                   DEFERRED COMPENSATION/1/)            MANAGEMENT
 NAME                                    FROM THE FUND         COMPANY OR ITS AFFILIATES/2/
--------------------------------------------------------------------------------------------
 Ronald P. Badie/3/,/4/                      $ 7,917                      $ 41,500
--------------------------------------------------------------------------------------------
 Joseph C. Berenato/3/                        54,792                       297,625
--------------------------------------------------------------------------------------------
 Louise H. Bryson/3/,/4/                       5,354                       124,875
--------------------------------------------------------------------------------------------
 Robert J. Denison/3/                         51,625                       209,500
--------------------------------------------------------------------------------------------
 Robert A. Fox/3/                             50,112                       294,750
--------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                          50,125                       354,250
--------------------------------------------------------------------------------------------
 John G. McDonald/3/                          41,875                       376,167
--------------------------------------------------------------------------------------------
 Gail L. Neale                                52,875                       204,000
--------------------------------------------------------------------------------------------
 Henry E. Riggs/3/                            70,125                       265,396
--------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                         49,042                       313,500
--------------------------------------------------------------------------------------------

 1   Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended August 31, 2008 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2   Funds managed by Capital Research and Management Company, including the
    American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R) Inc.,
    which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3   Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2008 fiscal year for participating directors is as follows: Ronald P. Badie
    ($2,937), Joseph C. Berenato ($97,744), Louise H. Bryson ($2,370), Robert J.
    Denison ($201,686), Robert A. Fox ($774,988), Leonade D. Jones ($276,820), John
    G. McDonald ($619,771), Henry E. Riggs ($582,988) and Patricia K. Woolf
    ($318,230). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.
4   Mr. Badie and Ms. Bryson were elected directors on August 7, 2008.

As of October 1, 2008, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                     The Growth Fund of America -- Page 14

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1958 and reorganized as a Maryland corporation on September 22,
1983. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

                     The Growth Fund of America -- Page 15

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Ronald P. Badie, Joseph C. Berenato, Robert J. Denison, Robert A.
Fox and Leonade D. Jones, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Six audit committee meetings were held during the 2008 fiscal year.

The fund has a contracts committee comprised of Ronald P. Badie, Joseph C.
Berenato, Louise H. Bryson, Robert J. Denison, Robert A. Fox, Leonade D. Jones,
John G. McDonald, Gail L. Neale, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act.
The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting
Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2008 fiscal year.

The fund has a nominating and governance committee comprised of Joseph C.
Berenato, Louise H. Bryson, John G. McDonald, Gail L. Neale and Patricia K.
Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors.
The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
Four nominating and governance committee meetings were held during the 2008 fiscal year.

The fund has a proxy committee comprised of Robert A. Fox, Leonade D. Jones,
John G. McDonald, Gail L. Neale and Patricia K. Woolf, none of whom is an
"interested person" of the fund within the meaning of the 1940 Act. The committee's functions include establishing and reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four proxy committee meetings were held during the 2008 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund and its investment adviser have adopted Proxy Voting Procedures and Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds,
Endowments and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com.
Certain American Funds, including the fund, have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on

                     The Growth Fund of America -- Page 16

behalf of those funds. Proxies for all other funds are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in

                     The Growth Fund of America -- Page 17

     order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS --  The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2008. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

 NAME AND ADDRESS                            OWNERSHIP     OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------------
 Edward D. Jones & Co.                        Record       Class A        16.11%
 Omnibus Account                                           Class B         7.56
 Maryland Heights, MO
----------------------------------------------------------------------------------
 First Clearing, LLC                          Record       Class B         6.90
 Custody Account                                           Class C         5.99
 Glen Allen, VA
----------------------------------------------------------------------------------
 Merrill Lynch                                Record       Class B         5.73
 Omnibus Account                                           Class C        21.55
 Jacksonville, FL                                          Class R-2       6.11
                                                           Class R-3       8.42
                                                           Class R-5       7.14
----------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.               Record       Class B         5.31
 Omnibus Account                                           Class C        14.05
 New York, NY                                              Class F-1       9.70
----------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                   Record       Class F-1      11.65
 Custody Account                                           Class F-2       5.97
 San Francisco, CA                                         Class R-4       8.33
                                                           Class R-5       6.88
----------------------------------------------------------------------------------
 PTC Custodian                                Record       Class F-1       9.49
 FBO Individual Investor                      Beneficial
 Southbury, CT
----------------------------------------------------------------------------------
 Morgan Stanley & Co., Inc.                   Record       Class F-1       5.31
 Omnibus Account
 Jersey City, NJ
----------------------------------------------------------------------------------
 Hartford Life Insurance Co.                  Record       Class R-1      42.64
 401(K) Plans                                              Class R-3       5.29
 Hartford, CT
----------------------------------------------------------------------------------
 ING Life Insurance & Annuity                 Record       Class R-3       7.70
 Hartford, CT
----------------------------------------------------------------------------------
 Nationwide Trust Company                     Record       Class R-3       5.48
 Columbus, OH
----------------------------------------------------------------------------------
 Fidelity Investments                         Record       Class R-4      10.53
 Omnibus Account                                           Class R-5      16.55
 Covington, KY
----------------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA         Record       Class R-5       5.12
 Omnibus Account
 Boston, MA
----------------------------------------------------------------------------------

                     The Growth Fund of America -- Page 18

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

                     The Growth Fund of America -- Page 19

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: S&P 500 Index and Lipper
Growth Funds Index (customized to remove The Growth Fund of America and index funds).

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                     The Growth Fund of America -- Page 20

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF AUGUST 31, 2008:

                                           NUMBER             NUMBER
                                          OF OTHER           OF OTHER           NUMBER
                                         REGISTERED           POOLED           OF OTHER
                                         INVESTMENT         INVESTMENT         ACCOUNTS
                                      COMPANIES (RICS)    VEHICLES (PIVS)      FOR WHICH
                                         FOR WHICH           FOR WHICH         PORTFOLIO
                                         PORTFOLIO           PORTFOLIO         COUNSELOR
                       DOLLAR RANGE      COUNSELOR           COUNSELOR       IS A MANAGER
                         OF FUND        IS A MANAGER       IS A MANAGER       (ASSETS OF
      PORTFOLIO           SHARES      (ASSETS OF RICS     (ASSETS OF PIVS   OTHER ACCOUNTS
      COUNSELOR          OWNED/1/     IN BILLIONS)/2/     IN BILLIONS)/3/   IN BILLIONS)/4/
---------------------------------------------------------------------------------------------
 Donnalisa Barnum          Over         1       $100.5         None               None
                        $1,000,000
----------------------------------------------------------------------------------------------
 Gordon Crawford           Over         3       $129.1         None               None
                        $1,000,000
----------------------------------------------------------------------------------------------
 James E. Drasdo           Over             None               None               None
                        $1,000,000
----------------------------------------------------------------------------------------------
 Timothy P. Dunn        $100,001 -      1       $101.7         None               None
                         $500,000
----------------------------------------------------------------------------------------------
 J. Blair Frank         $500,001 -      2       $121.1         None               None
                        $1,000,000
----------------------------------------------------------------------------------------------
 Gregg E. Ireland          Over         2       $152.4      1       $0.05         None
                        $1,000,000
----------------------------------------------------------------------------------------------
 Michael T. Kerr        $500,001 -      2       $150.7         None               None
                        $1,000,000
----------------------------------------------------------------------------------------------
 Ronald B. Morrow          Over         3       $220.0         None               None
                        $1,000,000
----------------------------------------------------------------------------------------------
 Donald D. O'Neal          Over         2       $176.0      1       $0.05         None
                        $1,000,000
----------------------------------------------------------------------------------------------
 James F. Rothenberg       Over         1       $ 69.3         None               None
                        $1,000,000
----------------------------------------------------------------------------------------------
 R. Michael             $100,001 -      3       $115.9         None               None
  Shanahan               $500,000
----------------------------------------------------------------------------------------------

1   Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
    $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2   Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
    No fund has an advisory fee that is based on the performance of the fund.
3   Represents funds advised or sub-advised by Capital Research and Management
    Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
    Group International, Inc., an affiliate of Capital Research and Management
    Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.  No fund or account has an advisory fee that is based on the performance of the fund or account.
4   Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

                     The Growth Fund of America -- Page 21

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until August 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The Agreement provides for monthly fees, accrued daily, based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.500%               $              0           $  1,000,000,000
------------------------------------------------------------------------------
         0.400                   1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.370                   2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.350                   3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.330                   5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.315                   8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.300                  13,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.290                  21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.285                  27,000,000,000             34,000,000,000
------------------------------------------------------------------------------
         0.280                  34,000,000,000             44,000,000,000
------------------------------------------------------------------------------
         0.275                  44,000,000,000             55,000,000,000
------------------------------------------------------------------------------
         0.270                  55,000,000,000             71,000,000,000
------------------------------------------------------------------------------
         0.265                  71,000,000,000             89,000,000,000
------------------------------------------------------------------------------
         0.260                  89,000,000,000            102,500,000,000
------------------------------------------------------------------------------
         0.255                 102,500,000,000            116,000,000,000
------------------------------------------------------------------------------
         0.250                 116,000,000,000            130,000,000,000
------------------------------------------------------------------------------
         0.245                 130,000,000,000            144,000,000,000
------------------------------------------------------------------------------
         0.242                 144,000,000,000            166,000,000,000
------------------------------------------------------------------------------
         0.239                 166,000,000,000            188,000,000,000
------------------------------------------------------------------------------
         0.236                 188,000,000,000            210,000,000,000
------------------------------------------------------------------------------
         0.233                 210,000,000,000
------------------------------------------------------------------------------

                     The Growth Fund of America -- Page 22

The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof.

Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended August 31, 2008, 2007 and 2006, the investment adviser was entitled to receive from the fund advisory fees of $499,739,000,
$455,221,000 and $369,674,000, respectively. After giving effect to the advisory fee waivers described below, the fund paid the investment adviser advisory fees of $449,765,000 (a reduction of $49,974,000), $409,696,000 (a reduction of
$45,525,000) and $332,707,000 (a reduction of $36,967,000) for the fiscal years ended August 31, 2008, 2007 and 2006, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive, and this waiver is expected to continue at this level until further review. As a result of this waiver, management fees are reduced similarly for all classes of shares of the fund.

In addition, during the year ended August 31, 2007, the investment adviser waived the fees in excess of the rates provided in the September 1, 2007 amended
Agreement.

                     The Growth Fund of America -- Page 23

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until August
31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and
529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a
Shareholder Services Agreement between the fund and American Funds Service
Company.

During the 2008 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------
                CLASS C                                $16,920,000
--------------------------------------------------------------------------------
               CLASS F-1                                27,865,000
--------------------------------------------------------------------------------
               CLASS F-2                                     8,000
--------------------------------------------------------------------------------
              CLASS 529-A                                3,126,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  647,000
--------------------------------------------------------------------------------
              CLASS 529-C                                1,048,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  162,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                  94,000
--------------------------------------------------------------------------------
               CLASS R-1                                   671,000
--------------------------------------------------------------------------------
               CLASS R-2                                 9,440,000
--------------------------------------------------------------------------------
               CLASS R-3                                22,661,000
--------------------------------------------------------------------------------
               CLASS R-4                                25,727,000
--------------------------------------------------------------------------------
               CLASS R-5                                14,095,000
--------------------------------------------------------------------------------

                     The Growth Fund of America -- Page 24

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and keeps any amounts remaining after this compensation is paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
B, 529-B, C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

                     The Growth Fund of America -- Page 25

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                       COMMISSIONS,        ALLOWANCE OR
                                                          REVENUE          COMPENSATION
                                 FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------
       CLASS A                          2008            $36,054,000        $163,552,000
                                        2007             38,833,000         176,358,000
                                        2006             45,582,000         209,387,000
------------------------------------------------------------------------------------------
       CLASS B                          2008              2,258,000          15,486,000
                                        2007              3,141,000          19,004,000
                                        2006              3,699,000          25,941,000
------------------------------------------------------------------------------------------
       CLASS C                          2008              3,461,000          15,703,000
                                        2007              3,136,000          19,196,000
                                        2006                566,000          21,841,000
------------------------------------------------------------------------------------------
     CLASS 529-A                        2008              3,115,000          14,884,000
                                        2007              3,171,000          15,155,000
                                        2006              3,008,000          14,596,000
------------------------------------------------------------------------------------------
     CLASS 529-B                        2008                278,000           2,135,000
                                        2007                319,000           1,995,000
                                        2006                344,000           2,193,000
------------------------------------------------------------------------------------------
     CLASS 529-C                        2008                  4,000           1,720,000
                                        2007                     --           1,744,000
                                        2006                     --           1,503,000
------------------------------------------------------------------------------------------

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

                     The Growth Fund of America -- Page 26

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2 or Class R-5, no 12b-1 fees are paid from Class
F-2 or Class R-5 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.25% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                     The Growth Fund of America -- Page 27

                                                                     TOTAL
                                       SERVICE    DISTRIBUTION    ALLOWABLE
                                       RELATED      RELATED         UNDER
              SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
     -------------------------------------------------------------------------

      Class C                           0.25%        0.75%          1.00%
     -------------------------------------------------------------------------
      Class 529-C                       0.25         0.75           1.00
     -------------------------------------------------------------------------
      Class F-1                         0.25           --           0.50
     -------------------------------------------------------------------------
      Class 529-F-1                     0.25           --           0.50
     -------------------------------------------------------------------------
      Class 529-E                       0.25         0.25           0.75
     -------------------------------------------------------------------------
      Class R-1                         0.25         0.75           1.00
     -------------------------------------------------------------------------
      Class R-2                         0.25         0.50           1.00
     -------------------------------------------------------------------------
      Class R-3                         0.25         0.25           0.75
     -------------------------------------------------------------------------
      Class R-4                         0.25           --           0.50
     -------------------------------------------------------------------------

     1  Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2  The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2008 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $214,223,000               $37,085,000
------------------------------------------------------------------------------
        CLASS B                   71,907,000                 7,611,000
------------------------------------------------------------------------------
        CLASS C                  109,503,000                18,314,000
------------------------------------------------------------------------------
       CLASS F-1                  64,847,000                15,546,000
------------------------------------------------------------------------------
      CLASS 529-A                  5,682,000                 1,144,000
------------------------------------------------------------------------------
      CLASS 529-B                  5,383,000                   628,000
------------------------------------------------------------------------------
      CLASS 529-C                  8,900,000                 1,849,000
------------------------------------------------------------------------------
      CLASS 529-E                    745,000                   169,000
------------------------------------------------------------------------------
     CLASS 529-F-1                         0                         0
------------------------------------------------------------------------------
       CLASS R-1                   4,717,000                 1,265,000
------------------------------------------------------------------------------
       CLASS R-2                  21,254,000                 4,679,000
------------------------------------------------------------------------------
       CLASS R-3                  71,122,000                15,641,000
------------------------------------------------------------------------------
       CLASS R-4                  45,155,000                 9,653,000
------------------------------------------------------------------------------

                     The Growth Fund of America -- Page 28

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 Shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 Shares,
0.09% on net assets between $30 billion and $60 billion, 0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and
$120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 Shares for the last month of the prior calendar quarter.

OTHER COMPENSATION TO DEALERS -- As of October 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation

                     The Growth Fund of America -- Page 29

          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation
     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities

          Tower Square Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason

          Primerica Financial Services
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC
          Wachovia Securities Financial Network, LLC

                     The Growth Fund of America -- Page 30

          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and

                     The Growth Fund of America -- Page 31

other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of

                     The Growth Fund of America -- Page 32

transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
August 31, 2008, 2007 and 2006 amounted to $97,323,000, $73,311,000 and
$68,687,000, respectively. The increase in commissions paid between 2007 and
2008 was largely due to increases in brokerage transactions and in the number of shares transacted.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included A.G. Edwards & Sons, LLC, Citigroup Global Markets Inc.
and J.P. Morgan Securities Inc. As of the fund's most recent fiscal year-end, the fund held equity securities of Citigroup, Inc. in the amount of
$1,920,587,000, JPMorgan Chase & Co. in the amount of $280,400,000 and Wachovia
Corporation in the amount of $675,325,000 and debt securities of JPMorgan Chase
& Co. in the amount of $256,630,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be

                     The Growth Fund of America -- Page 33

posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described above, receiving such information are subject to confidentiality obligations.
When portfolio holdings information is disclosed other than through the American
Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

                     The Growth Fund of America -- Page 34

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

                     The Growth Fund of America -- Page 35

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United
States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.
Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                     The Growth Fund of America -- Page 36

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

                     The Growth Fund of America -- Page 37

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

                     The Growth Fund of America -- Page 38

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term

                     The Growth Fund of America -- Page 39

     capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

                     The Growth Fund of America -- Page 40

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                     The Growth Fund of America -- Page 41

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                     The Growth Fund of America -- Page 42

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

                     The Growth Fund of America -- Page 43

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America to Class B or C shares of Intermediate
Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America and
Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

                     The Growth Fund of America -- Page 44

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

                     The Growth Fund of America -- Page 45

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

                     The Growth Fund of America -- Page 46

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

                     The Growth Fund of America -- Page 47

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                     The Growth Fund of America -- Page 48

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. After such termination, these plans

                     The Growth Fund of America -- Page 49

     are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer--

                     The Growth Fund of America -- Page 50

          sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial

                     The Growth Fund of America -- Page 51

     adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or
     529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an

                     The Growth Fund of America -- Page 52

          AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts.
          This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day

                     The Growth Fund of America -- Page 53

following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

                     The Growth Fund of America -- Page 54

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

                     The Growth Fund of America -- Page 55

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund if, in the opinion of the fund's board of directors, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                     The Growth Fund of America -- Page 56

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA
02111, as Custodian. If the fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid fees of $103,429,000 for Class A shares and $7,800,000 for
Class B shares, respectively, for the 2008 fiscal year. American Funds Service
Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital
Research and Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the fund and for independent directors in their capacities as such. Certain legal matters in connection with certain classes of the capital shares offered by the prospectus have been passed upon for the fund by Paul,
Hastings, Janofsky & Walker LLP and DLA Piper US LLP, Baltimore, Maryland.  A
determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

                     The Growth Fund of America -- Page 57

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                     The Growth Fund of America -- Page 58

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $30.61
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $32.48

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                     The Growth Fund of America -- Page 59

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/                 034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/SM/  . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

                     The Growth Fund of America -- Page 60

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund                              1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

                     The Growth Fund of America -- Page 61

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
International Growth and Income Fund    2134    2234    2334    2434     2534
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                     The Growth Fund of America -- Page 62

                                                  FUND NUMBERS
                                   --------------------------------------------
                                            CLASS  CLASS  CLASS  CLASS   CLASS
FUND                               CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target Date
Retirement Fund/(R)/ . . . . . .     069    2169   2269   2369   2469    2569
American Funds 2045 Target Date
Retirement Fund/(R)/ . . . . . .     068    2168   2268   2368   2468    2568
American Funds 2040 Target Date
Retirement Fund/(R)/ . . . . . .     067    2167   2267   2367   2467    2567
American Funds 2035 Target Date
Retirement Fund/(R)/ . . . . . .     066    2166   2266   2366   2466    2566
American Funds 2030 Target Date
Retirement Fund/(R)/ . . . . . .     065    2165   2265   2365   2465    2565
American Funds 2025 Target Date
Retirement Fund/(R)/ . . . . . .     064    2164   2264   2364   2464    2564
American Funds 2020 Target Date
Retirement Fund/(R)/ . . . . . .     063    2163   2263   2363   2463    2563
American Funds 2015 Target Date
Retirement Fund/(R)/ . . . . . .     062    2162   2262   2362   2462    2562
American Funds 2010 Target Date
Retirement Fund/(R)/ . . . . . .     061    2161   2261   2361   2461    2561

                     The Growth Fund of America -- Page 63

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     The Growth Fund of America -- Page 64

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                     The Growth Fund of America -- Page 65

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                     The Growth Fund of America -- Page 66

....

[logo – American Funds ®]

The Growth Fund of America®
Investment portfolio

August 31, 2008

		Value
Common stocks — 85.86%	Shares	(000)

INFORMATION TECHNOLOGY — 21.82%
Oracle Corp.[1]	196,978,700	$4,319,743
Google Inc., Class A1	9,159,700	4,243,597
Cisco Systems, Inc.[1]	163,630,000	3,935,301
Microsoft Corp.	125,160,000	3,415,616
Apple Inc.[1]	13,625,000	2,309,846
Nokia Corp.[2]	45,628,000	1,147,164
Nokia Corp. (ADR)	40,197,174	1,011,763
Yahoo! Inc.[1,3]	76,694,100	1,486,332
EMC Corp.[1]	79,315,200	1,211,936
International Business Machines Corp.	8,950,000	1,089,483
Applied Materials, Inc.	53,080,000	951,194
SAP AG2	16,287,500	911,541
Intel Corp.	38,270,000	875,235
Corning Inc.	40,873,000	839,531
Texas Instruments Inc.	33,426,800	819,291
Linear Technology Corp.[3]	19,850,000	647,904
Symantec Corp.[1]	25,800,000	575,598
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	216,190,257	399,968
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,833,514	124,613
Paychex, Inc.	14,991,700	510,917
Intuit Inc.[1,3]	16,825,000	505,928
KLA-Tencor Corp.[3]	12,940,000	479,556
Xilinx, Inc.[3]	17,400,000	452,052
Samsung Electronics Co., Ltd.[2]	915,557	429,954
Automatic Data Processing, Inc.	9,560,000	424,273
MEMC Electronic Materials, Inc.[1]	8,092,502	397,261
Autodesk, Inc.[1]	10,950,000	389,053
Juniper Networks, Inc.[1]	15,000,000	385,500
Dell Inc.[1]	16,850,000	366,150
Accenture Ltd, Class A	8,525,000	352,594
Maxim Integrated Products, Inc.[3]	17,025,000	349,864
HTC Corp.[2]	18,046,600	334,893
Flextronics International Ltd.[1]	35,205,464	314,033
Kyocera Corp.[2]	3,500,000	293,343
ASML Holding NV (New York registered)	9,555,555	225,989
ASML Holding NV2	2,440,000	57,483
Agilent Technologies, Inc.[1]	6,749,400	234,609
Tyco Electronics Ltd.	6,363,000	209,406
Trimble Navigation Ltd.[1,3]	6,047,200	204,698
Microchip Technology Inc.	6,005,000	192,220
Visa Inc., Class A	2,100,000	159,390
QUALCOMM Inc.	3,000,000	157,950
Canon, Inc.[2]	3,404,700	152,523
Analog Devices, Inc.	5,000,000	139,800
Fiserv, Inc.[1]	2,250,000	116,685
Lam Research Corp.[1]	3,000,000	110,280
Nortel Networks Corp.[1]	18,248,700	110,040
Jabil Circuit, Inc.	6,300,000	106,218
Hirose Electric Co., Ltd.[2]	1,040,000	101,291
Hon Hai Precision Industry Co., Ltd.[2]	16,800,000	84,403
Comverse Technology, Inc.[1]	6,000,000	82,860
Rohm Co., Ltd.[2]	1,082,000	62,098
Quanta Computer Inc.[2]	36,000,256	54,001
Motorola, Inc.	5,725,000	53,930
Affiliated Computer Services, Inc., Class A1	1,004,162	53,462
Micron Technology, Inc.[1]	8,600,000	36,464
Western Union Co.	890,000	24,582
Advanced Micro Devices, Inc.[1]	3,800,000	23,902
Sun Microsystems, Inc.[1]	1,331,675	11,985
Teradyne, Inc.[1]	900,000	8,397
ProAct Holdings, LLC[1,2,4]	6,500,000	—
		39,075,693

ENERGY — 13.92%
Schlumberger Ltd.	44,139,440	4,158,818
Suncor Energy Inc.[3]	51,404,720	2,941,559
Baker Hughes Inc.[3]	17,707,200	1,416,753
Transocean Inc.[1]	10,568,031	1,344,254
Devon Energy Corp.	12,704,600	1,296,504
EOG Resources, Inc.	10,990,122	1,147,588
Smith International, Inc.[3]	12,937,098	901,716
Occidental Petroleum Corp.	11,330,000	899,149
BG Group PLC[2]	40,291,737	893,497
Canadian Natural Resources, Ltd.	10,040,000	856,495
CONSOL Energy Inc.[3,4]	7,400,000	501,054
CONSOL Energy Inc.[3]	3,456,400	234,033
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	13,456,400	709,690
Petro-Canada	14,427,900	637,543
Chesapeake Energy Corp.	13,000,000	629,200
Halliburton Co.	13,757,400	604,500
OAO LUKOIL (ADR)[2]	7,237,000	535,781
Noble Energy, Inc.	6,859,000	491,996
Diamond Offshore Drilling, Inc.	4,300,000	472,613
OAO Gazprom (ADR)[2]	10,362,800	402,929
ConocoPhillips	4,382,100	361,567
Tenaris SA (ADR)	6,270,000	342,906
Nexen Inc.	10,069,766	315,409
Imperial Oil Ltd.	5,522,754	283,857
Arch Coal, Inc.	4,800,000	260,352
Pioneer Natural Resources Co.	3,805,000	240,362
Cameco Corp.	7,616,800	228,970
Apache Corp.	1,860,000	212,747
Chevron Corp.	2,450,000	211,484
StatoilHydro ASA (ADR)	6,758,785	207,022
Patriot Coal Corp.[1]	3,316,000	198,827
Murphy Oil Corp.	2,318,000	182,033
Peabody Energy Corp.	2,830,000	178,148
Newfield Exploration Co.[1]	3,590,000	162,340
Exxon Mobil Corp.	1,900,000	152,019
Saipem SpA, Class S2	3,200,000	126,916
Hess Corp.	1,080,000	113,087
Rowan Companies, Inc.	2,200,000	81,268
		24,934,986

CONSUMER DISCRETIONARY — 10.01%
Lowe’s Companies, Inc.[3]	95,114,400	2,343,619
Target Corp.[3]	40,346,502	2,139,172
Time Warner Inc.	89,794,000	1,469,928
McDonald’s Corp.	16,088,000	998,260
Carnival Corp., units	25,749,180	954,265
Best Buy Co., Inc.[3]	21,163,400	947,485
Johnson Controls, Inc.	26,746,400	826,999
News Corp., Class A	57,134,800	809,029
Kohl’s Corp.[1]	13,522,000	664,877
Las Vegas Sands Corp.[1]	13,735,821	651,215
Comcast Corp., Class A	22,725,000	481,315
Comcast Corp., Class A, special nonvoting stock	6,000,000	126,840
Time Warner Cable Inc., Class A1	22,175,000	593,181
MGM Mirage, Inc.[1]	12,483,788	439,304
YUM! Brands, Inc.	11,806,000	421,238
Liberty Media Corp., Liberty Interactive, Series A1,3	30,367,500	412,694
Garmin Ltd.[1,3]	10,810,000	375,756
International Game Technology[3]	15,207,000	325,886
NIKE, Inc., Class B	4,700,000	284,867
Limited Brands, Inc.	13,050,000	271,440
Shaw Communications Inc., Class B, nonvoting	12,000,000	258,240
Nikon Corp.[2]	6,856,000	222,988
Starbucks Corp.[1]	14,000,000	217,840
Li & Fung Ltd.[2]	65,492,000	200,453
Fortune Brands Inc.	3,000,000	176,460
CarMax, Inc.[1,3]	11,286,717	167,043
Magna International Inc., Class A	2,598,100	148,793
Harman International Industries, Inc.[3]	4,078,900	138,805
Toyota Motor Corp.[2]	2,730,000	122,510
PETsMART, Inc.	4,500,000	121,365
TJX Companies, Inc.	3,000,000	108,720
Harley-Davidson, Inc.	2,109,500	83,916
Royal Caribbean Cruises Ltd.	2,846,900	77,379
Gentex Corp.	4,600,000	73,278
DreamWorks Animation SKG, Inc., Class A1	2,000,000	63,760
Ross Stores, Inc.	1,567,000	63,009
Brinker International, Inc.	3,000,000	56,760
SEGA SAMMY HOLDINGS INC.[2]	4,700,000	44,694
D.R. Horton, Inc.	3,580,000	44,607
		17,927,990

HEALTH CARE — 9.82%
Roche Holding AG2	13,330,000	2,246,352
Medtronic, Inc.	38,569,000	2,105,867
Gilead Sciences, Inc.[1]	20,920,000	1,102,066
Genentech, Inc.[1]	10,250,000	1,012,187
Eli Lilly and Co.	21,220,000	989,913
Stryker Corp.	13,274,400	891,907
Celgene Corp.[1]	10,800,000	748,440
Merck & Co., Inc.	18,038,608	643,437
Amgen Inc.[1]	10,000,400	628,525
Aetna Inc.	13,760,000	593,606
Teva Pharmaceutical Industries Ltd. (ADR)	11,730,107	555,303
Boston Scientific Corp.[1]	42,800,000	537,568
Cardinal Health, Inc.	9,375,000	515,437
Intuitive Surgical, Inc.[1]	1,500,000	442,905
Abbott Laboratories	7,250,000	416,368
Schering-Plough Corp.	20,987,500	407,158
C. R. Bard, Inc.	4,249,500	397,116
Novo Nordisk A/S, Class B2	6,527,400	362,855
McKesson Corp.	6,200,000	358,236
Hospira, Inc.[1]	7,750,000	312,790
UnitedHealth Group Inc.	9,200,000	280,140
St. Jude Medical, Inc.[1]	5,100,000	233,733
AstraZeneca PLC (Sweden)[2]	4,778,000	232,344
Johnson & Johnson	3,050,000	214,812
Biogen Idec Inc.[1]	4,000,000	203,720
Allergan, Inc.	3,380,000	188,841
Wyeth	3,000,000	129,840
CIGNA Corp.	3,000,000	125,640
Endo Pharmaceuticals Holdings Inc.[1]	5,300,000	120,416
Cephalon, Inc.[1]	1,400,000	107,268
Pharmaceutical Product Development, Inc.	2,480,000	101,184
Charles River Laboratories International, Inc.[1]	1,500,000	98,415
Covance Inc.[1]	1,000,000	94,340
Covidien Ltd.	1,565,475	84,645
APP Pharmaceuticals, Inc.[1]	1,850,804	43,809
Zimmer Holdings, Inc.[1]	337,387	24,423
Forest Laboratories, Inc.[1]	587,500	20,968
Affymetrix, Inc.[1]	2,000,000	17,160
		17,589,734

INDUSTRIALS — 7.68%
General Electric Co.	65,080,000	1,828,748
United Parcel Service, Inc., Class B	18,883,500	1,210,810
Caterpillar Inc.	16,166,000	1,143,421
General Dynamics Corp.	11,641,400	1,074,501
Boeing Co.	12,400,000	812,944
FedEx Corp.	9,730,000	805,839
Burlington Northern Santa Fe Corp.	6,829,600	733,499
Lockheed Martin Corp.	5,130,000	597,337
Precision Castparts Corp.	5,307,000	548,001
Union Pacific Corp.	6,461,500	542,120
Southwest Airlines Co.	31,389,000	478,055
Norfolk Southern Corp.	5,600,315	411,791
Deutsche Post AG2	15,460,000	361,419
United Technologies Corp.	5,090,000	333,853
Fluor Corp.	4,000,000	320,520
Iron Mountain Inc.[1]	10,040,000	290,256
Raytheon Co.	4,700,000	281,953
Tyco International Ltd.	6,363,000	272,845
Mitsubishi Heavy Industries, Ltd.[2]	55,491,400	265,283
Northrop Grumman Corp.	3,182,000	219,081
Joy Global Inc.	3,000,000	213,120
Mitsubishi Corp.[2]	7,400,000	205,165
Allied Waste Industries, Inc.[1]	15,000,000	201,600
Roper Industries, Inc.	3,000,000	177,240
KBR, Inc.	6,575,289	161,423
Avery Dennison Corp.	1,598,000	77,088
Bombardier Inc., Class B	9,133,250	70,917
Continental Airlines, Inc., Class B1	3,400,000	55,250
Robert Half International Inc.	1,610,000	41,216
Monster Worldwide, Inc.[1]	1,114,500	21,777
		13,757,072

MATERIALS — 6.35%
Syngenta AG2,3	5,200,000	1,395,376
Freeport-McMoRan Copper & Gold Inc.	14,638,500	1,307,511
Potash Corp. of Saskatchewan Inc.	6,006,500	1,042,728
Barrick Gold Corp.	30,000,000	1,041,900
USX Corp.[3]	7,656,935	1,018,908
Newmont Mining Corp.	16,898,000	762,100
Monsanto Co.	6,389,182	729,964
BHP Billiton PLC[2]	17,686,093	553,300
BHP Billiton PLC (ADR)	1,460,608	91,317
Rio Tinto PLC[2]	6,172,960	586,808
Teck Cominco Ltd., Class B	9,950,000	415,418
CRH PLC[2]	15,502,995	406,485
BHP Billiton Ltd.[2]	10,215,000	359,414
ArcelorMittal[2]	3,595,085	282,733
ArcelorMittal, Class A, New York registered shares	650,000	51,103
Sigma-Aldrich Corp.	5,455,000	309,626
POSCO[2]	530,000	227,701
Israel Chemicals Ltd.[2]	12,700,000	210,727
Vulcan Materials Co.	2,750,000	205,810
Mosaic Co.	956,100	102,054
Sealed Air Corp.	3,500,000	84,805
Norsk Hydro ASA (ADR)[2]	7,839,000	83,522
Newcrest Mining Ltd.[2]	3,463,926	81,781
Kuraray Co., Ltd.[2]	2,290,000	23,919
		11,375,010

FINANCIALS — 5.62%
Citigroup Inc.	80,187,000	1,522,751
Berkshire Hathaway Inc., Class A1	12,150	1,416,690
American International Group, Inc.	44,178,896	949,404
Wachovia Corp.	42,500,000	675,325
Banco Bradesco SA, preferred nominative (ADR)	34,944,900	643,336
PNC Financial Services Group, Inc.	8,479,000	610,064
Bank of New York Mellon Corp.	11,306,400	391,315
Sovereign Bancorp, Inc.[1,3]	36,725,000	354,763
Marsh & McLennan Companies, Inc.	10,500,000	335,265
State Street Corp.	4,334,735	293,332
JPMorgan Chase & Co.	7,285,000	280,400
Wells Fargo & Co.	8,832,800	267,369
T. Rowe Price Group, Inc.	4,000,000	237,440
Mitsubishi Estate Co., Ltd.[2]	9,700,000	215,309
AFLAC Inc.	3,545,000	201,001
National City Corp.	26,168,700	131,890
National City Corp.[4]	8,285,000	41,756
Banco Santander, SA2	9,140,000	155,357
XL Capital Ltd., Class A	7,523,000	151,212
AMP Ltd.[2]	21,000,000	124,154
Banco Bilbao Vizcaya Argentaria, SA2	7,000,000	118,157
Marshall & Ilsley Corp.	7,399,998	113,960
Fannie Mae	15,944,400	109,060
Capital One Financial Corp.	2,200,000	97,108
Washington Mutual, Inc.[2,4]	22,857,142	78,686
Washington Mutual, Inc.[4]	1,714,286	6,943
BOC Hong Kong (Holdings) Ltd.[2]	37,386,000	83,363
American Express Co.	2,000,000	79,360
AXIS Capital Holdings Ltd.	2,000,000	66,860
Zions Bancorporation	2,145,000	57,572
Protective Life Corp.	1,500,000	54,435
Freddie Mac	9,500,000	42,845
SLM Corp.[1]	2,406,000	39,723
Popular, Inc.	4,000,000	32,600
Willis Group Holdings Ltd.	900,000	30,978
Umpqua Holdings Corp.	2,175,000	30,363
HDFC Bank Ltd.[2]	633,200	18,220
Discover Financial Services	910,000	14,970
		10,073,336

CONSUMER STAPLES — 3.93%
PepsiCo, Inc.	20,650,000	1,414,112
Coca-Cola Co.	19,705,000	1,026,039
Avon Products, Inc.	18,575,000	795,567
Walgreen Co.	17,311,100	630,643
Archer Daniels Midland Co.	22,189,351	564,941
Groupe Danone SA2	6,335,000	440,598
Altria Group, Inc.	19,336,700	406,651
Wm. Wrigley Jr. Co.	3,762,500	299,043
Bunge Ltd.	3,000,000	268,080
Kerry Group PLC, Class A2,3	8,965,824	243,276
Wal-Mart Stores, Inc.	3,025,000	178,687
SYSCO Corp.	4,404,100	140,183
Constellation Brands, Inc., Class A1	6,200,000	130,882
L’Oréal SA2	1,300,000	129,081
Shoppers Drug Mart Corp.	2,035,000	106,107
Diageo PLC[2]	5,500,000	101,693
General Mills, Inc.	1,235,000	81,732
Whole Foods Market, Inc.	3,449,600	63,162
C&C Group PLC[2]	6,000,000	21,683
		7,042,160

TELECOMMUNICATION SERVICES — 1.12%
Sprint Nextel Corp., Series 1	129,510,350	1,129,330
Qwest Communications International Inc.[3]	121,418,000	458,960
Rogers Communications Inc., Class B, nonvoting	3,000,000	108,650
Rogers Communications Inc., Class A	418,500	16,661
KDDI Corp.[2]	19,346	112,718
Verizon Communications Inc.	2,584,350	90,762
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	86,021
Embarq Corp.	85,000	4,009
Broadview Networks Holdings, Inc., Class A1,2,4	31,812	—
		2,007,111
UTILITIES — 0.78%
NRG Energy, Inc.[1]	8,000,000	301,120
Reliant Energy, Inc.[1]	17,302,000	294,653
Mirant Corp.[1,3]	9,750,000	288,405
Questar Corp.	4,950,000	256,856
Veolia Environnement[2]	2,650,000	142,572
Dynegy Inc., Class A1	19,920,000	118,723
		1,402,329

MISCELLANEOUS — 4.81%
Other common stocks in initial period of acquisition		8,616,222

Total common stocks (cost: $130,623,279,000)		153,801,643

Preferred stocks — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,2,4	1,272	583

Total preferred stocks (cost: $21,000,000)		583

Warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,2,4]	2,857,142	484

Total warrants (cost: $10,949,000)		484

Convertible securities — 0.44%

FINANCIALS — 0.41%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,4]	3,750,000	167,816
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[2,4]	5,140,000	230,020
National City Corp., Series G, 0% noncumulative convertible preferred[2,4]	3,543	339,278
		737,114

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		45,700

Total convertible securities (cost: $848,800,000)		782,814

	Principal amount	Value
Bonds & notes — 0.04%	(000)	(000)

CONSUMER DISCRETIONARY — 0.04%
Harrah’s Operating Co., Inc. 10.75% 2016[5]	$ 75,000	$ 50,812
Delphi Automotive Systems Corp. 6.50% 2009[6]	20,000	2,700
Delphi Corp. 6.50% 2013[6]	53,500	6,955
Delphi Automotive Systems Corp. 6.55% 2006[6]	58,190	7,565
Delphi Automotive Systems Corp. 7.125% 2029[6]	22,000	2,860
		70,892

TELECOMMUNICATION SERVICES — 0.00%
Level 3 Financing, Inc. 12.25% 2013	4,150	4,254

Total bonds & notes (cost: $199,900,000)		75,146

Short-term securities — 13.76%

U.S. Treasury Bills 1.18%–1.95% due 9/4/2008–2/26/2009	9,207,800	9,167,725
Freddie Mac due 1.85%–2.50% 9/2/2008–1/9/2009	3,029,770	3,020,292
Fannie Mae 1.72%–2.45% due 9/3–12/5/2008	2,718,763	2,711,754
Federal Home Loan Bank 1.72%–2.51% due 9/3–12/29/2008	2,303,300	2,297,308
Coca-Cola Co. 2.02%–2.37% due 9/10–11/6/2008[5]	544,700	543,021
Procter & Gamble International Funding S.C.A 2.08%–2.27% due 9/22–11/10/2008[5]	446,750	445,682
Procter & Gamble 2.10% due 10/7/2008[5]	79,500	79,282
General Electric Capital Corp. 2.47%–2.52% due 10/7–10/17/2008	275,000	274,204
General Electric Capital Services, Inc. 2.42%–2.53% due 9/16–10/3/2008	161,600	161,315
AT&T Inc. 2.14%–2.28% due 9/10–11/14/2008[5]	432,605	431,050
Hewlett-Packard Co. 2.14%–2.20% due 9/23–10/17/2008[5]	413,700	412,834
International Bank for Reconstruction and Development 1.89%–1.92% due 9/12–10/10/2008	393,900	393,246
Federal Farm Credit Banks 2.04%–2.50% due 9/2/2008–2/13/2009	386,000	384,150
Pfizer Inc. 2.17%–2.27% due 9/19–10/22/2008[5]	369,100	368,186
Wells Fargo & Co. 2.21%–2.41% due 9/5–10/3/2008	346,300	345,758
Bank of America Corp. 2.50%–2.70% due 9/9–12/2/2008	306,300	305,175
United Parcel Service Inc. 2.01%–2.18% due 9/2–11/14/2008[5]	290,000	289,505
Johnson & Johnson 2.00%–2.09% due 10/6–11/12/2008[5]	277,700	276,645
JPMorgan Chase & Co. 2.50%–2.64% due 9/2–10/21/2008	257,300	256,630
IBM Corp. 2.14%–2.25% due 9/9–9/15/2008[5]	149,300	149,188
IBM Capital Inc. 2.15%–2.25% due 9/10–9/18/2008[5]	100,000	99,895
Merck & Co. Inc. 2.08%–2.20% due 9/8–10/16/2008	245,000	244,429
Variable Funding Capital Corp. 2.45%–2.75% due 9/5–9/16/2008[5]	200,000	199,852
Wal-Mart Stores Inc. 2.05%–2.13% due 9/30–12/16/2008[5]	200,000	199,062
Private Export Funding Corp. 2.05%–2.29% due 9/16–10/23/2008[5]	177,000	176,622
Union Bank of California, N.A. 2.44%–2.60% due 9/8–9/9/2008	160,000	159,998
Honeywell International Inc. 2.08%–2.20% due 9/16–10/17/2008[5]	147,700	147,457
Ciesco LLC 2.62%–2.70% due 10/21/2008[5]	100,000	99,601
CAFCO, LLC 2.70% due 10/15/2008[5]	40,200	40,051
Caterpillar Financial Services Corp. 2.03%–2.10% due 9/3–10/27/2008	100,000	99,832
Medtronic Inc. 2.05%–2.07% due 9/16–10/22/2008[5]	96,900	96,769
Walt Disney Co. 2.00%–2.13% due 9/4–10/10/2008	92,800	92,599
Illinois Tool Works Inc. 2.06%–2.12% due 10/1–10/10/2008	88,900	88,709
NetJets Inc. 2.06%–2.10% due 9/16–10/17/2008[5]	88,500	88,373
Eaton Corp. 2.31%–2.33% due 9/19–10/6/2008[5]	77,526	77,379
3M Co. 2.02% due 9/5/2008	65,000	64,982
John Deere Capital Corp. 2.12%–2.14% due 9/19–10/7/2008[5]	53,000	52,884
HSBC Finance Corp. 2.52% due 9/5/2008	50,000	49,981

	Principal amount	Value
Short-term securities	(000)	(000)

Paccar Financial Corp. 2.15% due 11/13/2008	$50,000	$ 49,712
American Express Credit Corp. 2.42%–2.60% due 9/26–10/14/2008	40,000	39,907
Kimberly-Clark Worldwide Inc. 2.22% due 9/3/2008[5]	32,400	32,393
Harvard University 2.08%–2.15% due 9/29–10/7/2008	29,500	29,429
Abbott Laboratories 2.01% due 9/4–9/8/2008[5]	25,000	24,990
Genentech, Inc. 2.07% due 9/11/2008[5]	22,800	22,786
Yale University 2.36% due 9/5/2008	20,000	19,993
Brown-Forman Corp. 2.30% due 11/3/2008[5]	15,746	15,668
Chevron Funding Corp. 2.12% due 9/19/2008	14,400	14,384

Total short-term securities (cost: $24,639,454,000)		24,640,687

Total investment securities (cost: $156,343,382,000)		179,301,357
Other assets less liabilities		(182,219)

Net assets		$179,119,138

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous," was $18,326,580,000, which represented 10.23% of the net assets of the fund.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

CONSOL Energy Inc.	10/2/2003	$ 67,784	$ 501,054.28%
Citigroup Inc., Series J, 7.00%, noncumulative
convertible preferred depositary shares	1/15/2008	257,000	230,020.13
Citigroup Inc., Series D, 7.00%, noncumulative
convertible preferred	1/15/2008	187,500	167,816.09
National City Corp., Series G, 0% noncumulative convertible preferred	4/21/2008	354,300	339,278.19
National City Corp.	4/21/2008	41,425	41,756.02
Washington Mutual, Inc.	4/8/2008	189,051	78,686.04
Washington Mutual, Inc.	4/8/2008	15,000	6,943.01
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	10,949	484	—
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	583	—
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	—
ProAct Holdings, LLC	1/4/2005	162	—	—

Total restricted securities		$1,144,171	$1,366,620.76%

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,419,987,000, which represented 2.47% of the net assets of the fund.
6Scheduled interest and/or principal payment was not received.

Key to abbreviation
ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-905-1008O-S15883

Summary investment portfolio, August 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Information technology	21.82%
Energy	13.92
Consumer discretionary	10.01
Health care	9.82
Industrials	7.68
Other industries	22.61
Convertible securities	.44
Bonds & notes	.04
Short-term securities & other assets less liabilities	13.66
[end pie chart]

Largest equity holdings	Percent of net assets

Oracle	2.4%
Google	2.4
Schlumberger	2.3
Cisco Systems	2.2
Microsoft	1.9
Suncor	1.6
Lowe's	1.3
Apple	1.3
Roche	1.3
Nokia	1.2

			Percent
	Shares	Value	of net
Common stocks - 85.86%		(000)	assets

Information technology - 21.82%
Oracle Corp. (1)	196,978,700	$ 4,319,743	2.41%
Google Inc., Class A (1)	9,159,700	4,243,597	2.37
Cisco Systems, Inc. (1)	163,630,000	3,935,301	2.20
Microsoft Corp.	125,160,000	3,415,616	1.91
Apple Inc. (1)	13,625,000	2,309,846	1.29
Nokia Corp. (2)	45,628,000	1,147,164
Nokia Corp. (ADR)	40,197,174	1,011,763	1.20
Yahoo! Inc. (1) (3)	76,694,100	1,486,332.83
EMC Corp. (1)	79,315,200	1,211,936.68
International Business Machines Corp.	8,950,000	1,089,483.61
Applied Materials, Inc.	53,080,000	951,194.53
SAP AG (2)	16,287,500	911,541.51
Intel Corp.	38,270,000	875,235.49
Corning Inc.	40,873,000	839,531.47
Texas Instruments Inc.	33,426,800	819,291.46
Other securities		10,508,120	5.86
		39,075,693	21.82

Energy - 13.92%
Schlumberger Ltd.	44,139,440	4,158,818	2.32
Suncor Energy Inc. (3)	51,404,720	2,941,559	1.64
Baker Hughes Inc. (3)	17,707,200	1,416,753.79
Transocean Inc. (1)	10,568,031	1,344,254.75
Devon Energy Corp.	12,704,600	1,296,504.72
EOG Resources, Inc.	10,990,122	1,147,588.64
Smith International, Inc. (3)	12,937,098	901,716.51
Occidental Petroleum Corp.	11,330,000	899,149.50
BG Group PLC (2)	40,291,737	893,497.50
Canadian Natural Resources, Ltd.	10,040,000	856,495.48
Other securities		9,078,653	5.07
		24,934,986	13.92

Consumer discretionary - 10.01%
Lowe's Companies, Inc. (3)	95,114,400	2,343,619	1.31
Target Corp. (3)	40,346,502	2,139,172	1.20
Time Warner Inc.	89,794,000	1,469,928.82
McDonald's Corp.	16,088,000	998,260.56
Carnival Corp., units	25,749,180	954,265.53
Best Buy Co., Inc. (3)	21,163,400	947,485.53
Johnson Controls, Inc.	26,746,400	826,999.46
News Corp., Class A	57,134,800	809,029.45
Other securities		7,439,233	4.15
		17,927,990	10.01

Health care - 9.82%
Roche Holding AG (2)	13,330,000	2,246,352	1.25
Medtronic, Inc.	38,569,000	2,105,867	1.18
Gilead Sciences, Inc. (1)	20,920,000	1,102,066.62
Genentech, Inc. (1)	10,250,000	1,012,187.56
Eli Lilly and Co.	21,220,000	989,913.55
Stryker Corp.	13,274,400	891,907.50
Other securities		9,241,442	5.16
		17,589,734	9.82

Industrials - 7.68%
General Electric Co.	65,080,000	1,828,748	1.02
United Parcel Service, Inc., Class B	18,883,500	1,210,810.68
Caterpillar Inc.	16,166,000	1,143,421.64
General Dynamics Corp.	11,641,400	1,074,501.60
Boeing Co.	12,400,000	812,944.45
Other securities		7,686,648	4.29
		13,757,072	7.68

Materials - 6.35%
Syngenta AG (2) (3)	5,200,000	1,395,376.78
Freeport-McMoRan Copper & Gold Inc.	14,638,500	1,307,511.73
Potash Corp. of Saskatchewan Inc.	6,006,500	1,042,728.58
Barrick Gold Corp.	30,000,000	1,041,900.58
USX Corp. (3)	7,656,935	1,018,908.57
Other securities		5,568,587	3.11
		11,375,010	6.35

Financials - 5.62%
Citigroup Inc.	80,187,000	1,522,751.85
Berkshire Hathaway Inc., Class A (1)	12,150	1,416,690.79
American International Group, Inc.	44,178,896	949,404.53
Fannie Mae	15,944,400	109,060.06
Freddie Mac	9,500,000	42,845.02
Other securities		6,032,586	3.37
		10,073,336	5.62

Consumer staples - 3.93%
PepsiCo, Inc.	20,650,000	1,414,112.79
Coca-Cola Co.	19,705,000	1,026,039.57
Other securities		4,602,009	2.57
		7,042,160	3.93

Telecommunication services - 1.12%
Sprint Nextel Corp., Series 1	129,510,350	1,129,330.63
Other securities		877,781.49
		2,007,111	1.12

Utilities - 0.78%
Other securities		1,402,329.78

Miscellaneous - 4.81%
Other common stocks in initial period of acquisition		8,616,222	4.81

Total common stocks (cost: $130,623,279,000)		153,801,643	85.86

Preferred stocks - 0.00%

Other - 0.00%
Other securities		583.00

Total preferred stocks (cost: $21,000,000)		583.00

Warrants - 0.00%

Other - 0.00%
Other securities		484.00

Total warrants (cost: $10,949,000)		484.00

Convertible securities - 0.44%

Financials - 0.41%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred (4)	3,750,000	167,816
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares (4)	5,140,000	230,020.22
Other securities		339,278.19
		737,114.41

Miscellaneous - 0.03%
Other convertible securities in initial period of acquisition		45,700.03

Total convertible securities (cost: $848,800,000)		782,814.44

Bonds & notes - 0.04%

Other - 0.04%
Other securities		75,146.04

Total bonds & notes (cost: $199,900,000)		75,146.04

Short-term securities - 13.76%	Principal amount (000)

U.S. Treasury Bills 1.18%-1.95% due 9/4/2008-2/26/2009	$ 9,207,800	9,167,725	5.12
Freddie Mac 1.85%-2.50% due 9/2/2008-1/9/2009	3,029,770	3,020,292	1.69
Fannie Mae 1.72%-2.45% due 9/3-12/5/2008	2,718,763	2,711,754	1.51
Federal Home Loan Bank 1.72%-2.51% due 9/3-12/29/2008	2,303,300	2,297,308	1.28
General Electric Capital Corp. 2.47%-2.52% due 10/7-10/17/2008	275,000	274,204
General Electric Capital Services, Inc. 2.42%-2.53% due 9/16-10/3/2008	161,600	161,315.24
Ciesco LLC 2.62%-2.70% due 10/21/2008 (5)	100,000	99,601
CAFCO, LLC 2.70% due 10/15/2008 (5)	40,200	40,051.08
Medtronic Inc. 2.05%-2.07% due 9/16-10/22/2008 (5)	96,900	96,769.05
Other securities		6,771,668	3.79

Total short-term securities (cost: $24,639,454,000)		24,640,687	13.76

Total investment securities (cost: $156,343,382,000)		179,301,357	100.10
Other assets less liabilities		(182,219)	(.10)

Net assets		$179,119,138	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended August 31, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 8/31/08 (000)
Suncor Energy Inc.	18,424,414	32,980,306	-	51,404,720	$5,385	$2,941,559
Lowe's Companies, Inc.	96,114,400	-	1,000,000	95,114,400	31,072	2,343,619
Lowe's Companies, Inc., short-term securities	$20,000,000	$22,600,000	$42,600,000	-	109	-
Target Corp.	45,484,502	2,412,000	7,550,000	40,346,502	24,754	2,139,172
Yahoo! Inc. (1)	64,738,000	28,956,100	17,000,000	76,694,100	-	1,486,332
Baker Hughes Inc.	17,606,800	2,961,300	2,860,900	17,707,200	10,249	1,416,753
Syngenta AG (2)	5,200,000	-	-	5,200,000	20,471	1,395,376
USX Corp.	7,230,709	3,076,935	2,650,709	7,656,935	6,779	1,018,908
Best Buy Co., Inc.	22,663,400	-	1,500,000	21,163,400	11,525	947,485
Smith International, Inc.	9,873,000	4,914,098	1,850,000	12,937,098	4,475	901,716
CONSOL Energy Inc. (4)	7,400,000	-	-	7,400,000	2,960	501,054
CONSOL Energy Inc.	3,456,400	-	-	3,456,400	1,383	234,033
Linear Technology Corp.	19,850,000	-	-	19,850,000	16,079	647,904
Intuit Inc. (1)	16,825,000	-	-	16,825,000	-	505,928
KLA-Tencor Corp.	12,940,000	-	-	12,940,000	7,764	479,556
Qwest Communications International Inc.	114,418,000	7,000,000	-	121,418,000	14,570	458,960
Xilinx, Inc.	22,700,000	3,500,000	8,800,000	17,400,000	8,557	452,052
Liberty Media Corp., Liberty Interactive, Series A (1)	23,792,500	15,421,100	8,846,100	30,367,500	-	412,694
Garmin Ltd. (1)	4,740,000	6,170,000	100,000	10,810,000	-	375,756
Sovereign Bancorp, Inc. (1)	-	36,725,000	-	36,725,000	-	354,763
Maxim Integrated Products, Inc.	15,140,000	1,885,000	-	17,025,000	12,982	349,864
International Game Technology	16,800,000	2,000,000	3,593,000	15,207,000	8,726	325,886
Mirant Corp. (1) (6)	2,250,000	7,500,000	-	9,750,000	-	288,405
Kerry Group PLC, Class A (2)	8,965,824	-	-	8,965,824	2,739	243,276
Trimble Navigation Ltd. (1)	-	6,047,200	-	6,047,200	-	204,698
CarMax, Inc. (1)	12,600,000	3,086,717	4,400,000	11,286,717	-	167,043
Harman International Industries, Inc.	1,481,900	2,597,000	-	4,078,900	204	138,805
Advanced Micro Devices, Inc.(1) (7)	32,240,000	-	28,440,000	3,800,000	-	-
Altera Corp.(7)	23,950,000	-	23,950,000	-	1,446	-
Analog Devices, Inc. (7)	18,146,666	-	13,146,666	5,000,000	5,987	-
Archer Daniels Midland Co. (7)	13,000,000	23,872,167	14,682,816	22,189,351	14,655	-
BJ Services Co. (7)	17,475,000	545,200	18,020,200	-	2,895	-
Bunge Ltd. (7)	7,250,000	1,734,700	5,984,700	3,000,000	3,222	-
Carnival Corp., units (7)	31,600,000	-	5,850,820	25,749,180	42,589	-
EOG Resources, Inc. (7)	15,885,000	49,900	4,944,778	10,990,122	6,134	-
Fannie Mae (7)	50,524,700	7,409,170	41,989,470	15,944,400	64,220	-
Fannie Mae, short-term securities (7)	$709,727,000	$7,714,136,000	$5,705,100,000	$2,718,763,000	78,043	-
Kohl's Corp. (1) (7)	12,900,000	5,050,000	4,428,000	13,522,000	-	-
Newfield Exploration Co. (1) (7)	8,264,800	-	4,674,800	3,590,000	-	-
Patriot Coal Corp. (1) (7)	-	3,316,000	-	3,316,000	-	-
Robert Half International Inc. (7)	8,310,000	-	6,700,000	1,610,000	2,099	-
Sealed Air Corp. (7)	9,271,200	83,100	5,854,300	3,500,000	2,748	-
Southwest Airlines Co. (7)	43,578,877	-	12,189,877	31,389,000	620	-
Sprint Capital Corp. 6.90% 2019 (7)	-	$31,100,000	$31,100,000	-	759	-
Sprint Capital Corp. 8.75% 2032 (7)	-	$72,146,000	$72,146,000	-	2,095	-
Sprint Nextel Corp. 6.00% 2016 (7)	-	$14,915,000	$14,915,000	-	288	-
Sprint Nextel Corp., Series 1 (7)	130,289,950	49,712,500	50,492,100	129,510,350	7,263	-
Williams-Sonoma, Inc. (7)	4,605,000	1,315,000	5,920,000	-	2,428	-
					$428,274	$20,731,597

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $18,326,580,000, which represented 10.23% of the net assets of the fund.

(3) Represents an affiliated company as defined under the Investment Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

CONSOL Energy Inc.	10/2/2003	$67,784	$501,054	.28%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares	1/15/2008	257,000	230,020	.13
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred	1/15/2008	187,500	167,816	.09

Other restricted securities		631,887	467,730	.26

Total restricted securities		$1,144,171	$1,366,620	.76%

(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities,"  was $4,419,987,000, which represented 2.47% of the net assets of the fund.

(6) This security was an unffiliated issuer in its initial period of acquisition at 8/31/2007, and was not publicly disclosed.
(7) Unaffiliated issuer at 8/31/2008.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at August 31, 2008		(dollars in thousands)

Assets:
Investment securities at value:
Unaffiliated issuers (cost: $139,180,183)		$158,569,760
Affiliated issuers (cost: $17,163,199)		20,731,597	$179,301,357
Cash denominated in currencies other than U.S. dollars
(cost: $599)			599
Cash			870
Receivables for:
Sales of investments		65,753
Sales of fund's shares		340,060
Dividends and interest		199,891	605,704
			179,908,530
Liabilities:
Payables for:
Purchases of investments		377,045
Repurchases of fund's shares		239,490
Investment advisory services		36,544
Services provided by affiliates		132,251
Directors' deferred compensation		2,890
Other		1,172	789,392
Net assets at August 31, 2008			$179,119,138

Net assets consist of:
Capital paid in on shares of capital stock			$155,665,366
Undistributed net investment income			726,171
Distributions in excess of net realized gain			(228,599)
Net unrealized appreciation			22,956,200
Net assets at August 31, 2008			$179,119,138

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 7,500,000 shares, $.001 par value (5,895,969 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$81,528,653	2,663,546	$30.61
Class B	6,366,792	216,264	29.44
Class C	10,209,368	348,457	29.30
Class F-1	25,528,029	839,378	30.41
Class F-2	113,569	3,710	30.61
Class 529-A	2,858,871	93,835	30.47
Class 529-B	514,544	17,409	29.56
Class 529-C	881,050	29,818	29.55
Class 529-E	147,496	4,882	30.21
Class 529-F-1	85,183	2,797	30.46
Class R-1	503,215	16,972	29.65
Class R-2	2,707,704	90,969	29.77
Class R-3	13,098,274	435,022	30.11
Class R-4	17,214,642	566,574	30.38
Class R-5	17,361,748	566,336	30.66

* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $32.48 and $32.33, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2008		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $74,126; also includes
$346,980 from affiliates)		$2,440,962
Interest (
including
$81,294 from affiliates)		756,513	$3,197,475

Fees and expenses*:
Investment advisory services		499,739
Distribution services		623,438
Transfer agent services		111,229
Administrative services		127,002
Reports to shareholders		4,965
Registration statement and prospectus		4,312
Postage, stationery and supplies		12,880
Directors' compensation		276
Auditing and legal		295
Custodian		6,626
State and local taxes		1
Other		213
Total fees and expenses before waiver		1,390,976
Less investment advisory services waiver		49,974
Total fees and expenses after waiver			1,341,002
Net investment income			1,856,473

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain (loss) on:
Investments (including $2,550,073 net loss from affiliates)		2,546,196
Currency transactions		(14,239)	2,531,957
Net unrealized depreciation on:
Investments		(20,697,680)
Currency translations		(1,838)	(20,699,518)
Net realized gain and
unrealized depreciation
on investments and currency			(18,167,561)
Net decrease in net assets resulting
from operations			$ (16,311,088)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Year ended August 31,
		2008	2007
Operations:
Net investment income		$1,856,473	$1,409,549
Net realized gain on investments and
currency transactions		2,531,957	10,238,287
Net unrealized (depreciation) appreciation
on investments and currency translations		(20,699,518)	13,658,822
Net (decrease) increase in net assets
resulting from operations		(16,311,088)	25,306,658

Dividends and distributions paid to
shareholders
Dividends from net investment income		(1,750,441)	(1,161,226)

Distributions from net realized gain
on investments		(11,006,097)	(5,227,303)
Total dividends and distributions paid
to shareholders		(12,756,538)	(6,388,529)

Net capital share transactions		22,277,539	19,924,752

Total (decrease) increase in net assets		(6,790,087)	38,842,881

Net assets:
Beginning of year		185,909,225	147,066,344
End of year (including
undistributed
net investment income: $726,171 and $972,469, respectively)		$179,119,138	$185,909,225

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally only offered through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2.	Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less-reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended August 31, 2008, there were no non-U.S. taxes paid on realized gains. As of August 31, 2008, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended August 31, 2008, the fund reclassified $15,677,000 from distributions in excess of net realized gain to undistributed net realized losses, and $336,653,000 from undistributed net investment income and $200,000,000 from distributions in excess of net realized gain to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of August 31, 2008, the tax basis components of distributable earnings unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$764,256
Post-October currency loss deferrals (realized during the period November 1, 2007, through August 31, 2008)*	(13,820)
Post-October capital loss deferrals (realized during the period November 1, 2007, through August 31, 2008)*	(67,065)
Gross unrealized appreciation on investment securities	34,784,252
Gross unrealized depreciation on investment securities	(12,009,186)
Net unrealized appreciation on investment securities	22,775,066
Cost of investment securities	156,526,291
*These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended August 31, 2008			Year ended August 31, 2007
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$903,273	$5,171,253	$6,074,526	$671,779	$2,697,906	$3,369,685
Class B	21,976	447,562	469,538	8,977	242,027	251,004
Class C	32,444	672,747	705,191	12,202	331,416	343,618
Class F-1	273,603	1,522,733	1,796,336	174,938	659,692	834,630
Class F-2 *	-	-	-	-	-	-
Class 529-A	27,788	163,691	191,479	17,863	71,741	89,604
Class 529-B	1,234	32,344	33,578	328	15,487	15,815
Class 529-C	2,308	52,568	54,876	790	23,228	24,018
Class 529-E	1,036	8,617	9,653	641	3,887	4,528
Class 529-F-1	1,001	4,939	5,940	590	1,951	2,541
Class R-1	1,728	26,559	28,287	831	9,899	10,730
Class R-2	9,503	169,692	179,195	3,222	79,120	82,342
Class R-3	108,674	838,178	946,852	64,602	360,175	424,777
Class R-4	181,296	1,061,860	1,243,156	113,639	456,380	570,019
Class R-5	184,577	833,354	1,017,931	90,824	274,394	365,218
Total	$1,750,441	$11,006,097	$12,756,538	$1,161,226	$5,227,303	$6,388,529

* Class F-2 was offered beginning August 1, 2008

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended August 31, 2008, total investment advisory services fees waived by CRMC were $49,974,000. As a result, the fee shown on the accompanying financial statements of $499,739,000, which was equivalent to an annualized rate of 0.266%, was reduced to $449,765,000, or 0.240% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2008, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended August 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$214,223	$103,429	Not applicable	Not applicable	Not applicable
Class B	71,907	7,800	Not applicable	Not applicable	Not applicable
Class C	109,503	Included in administrative services	$14,982	$1,938	Not applicable
Class F-1	64,847		26,104	1,761	Not applicable
Class F-2	Not applicable		7	1	Not applicable
Class 529-A	5,682		2,726	400	$ 2,872
Class 529-B	5,383		511	136	539
Class 529-C	8,900		846	202	891
Class 529-E	745		141	21	149
Class 529-F-1	-		82	12	87
Class R-1	4,717		564	107	Not applicable
Class R-2	21,254		4,175	5,265	Not applicable
Class R-3	71,122		18,539	4,122	Not applicable
Class R-4	45,155		25,446	281	Not applicable
Class R-5	Not applicable		13,973	122	Not applicable
Total	$623,438	$111,229	$108,096	$14,368	$4,538

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $276,000, shown on the accompanying financial statements, includes $421,000 in current fees (either paid in cash or deferred) and a net decrease of $145,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2008
Class A	$12,212,924	365,928	$5,849,262	175,075	$(13,207,306)	(397,084)	$4,854,880	143,919
Class B	496,163	15,434	450,163	13,937	(1,060,559)	(33,408)	(114,233)	(4,037)
Class C	1,759,379	54,670	671,984	20,902	(1,590,505)	(50,089)	840,858	25,483
Class F-1	8,471,044	255,403	1,440,957	43,415	(5,702,933)	(173,820)	4,209,068	124,998
Class F-2†	114,425	3,732	-	-	(664)	(22)	113,761	3,710
Class 529-A	569,170	17,122	191,446	5,756	(183,171)	(5,544)	577,445	17,334
Class 529-B	61,575	1,906	33,576	1,035	(30,538)	(956)	64,613	1,985
Class 529-C	191,448	5,923	54,866	1,691	(74,643)	(2,332)	171,671	5,282
Class 529-E	28,006	850	9,649	292	(10,088)	(307)	27,567	835
Class 529-F-1	25,341	764	5,939	179	(13,526)	(411)	17,754	532
Class R-1	234,741	7,246	28,116	864	(93,261)	(2,893)	169,596	5,217
Class R-2	969,706	29,748	179,009	5,483	(815,966)	(25,047)	332,749	10,184
Class R-3	5,071,584	153,322	945,369	28,717	(4,330,927)	(134,518)	1,686,026	47,521
Class R-4	6,157,192	184,734	1,243,079	37,487	(5,226,557)	(158,300)	2,173,714	63,921
Class R-5	8,654,599	258,989	1,010,318	30,258	(2,512,847)	(75,479)	7,152,070	213,768
Total net increase
(decrease)	$45,017,297	1,355,771	$12,113,733	365,091	$(34,853,491)	(1,060,210)	$22,277,539	660,652

Year ended August 31, 2007
Class A	$12,042,117	354,674	$3,248,280	98,314	$(13,722,764)	(403,123)	$1,567,633	49,865
Class B	560,940	17,121	240,853	7,522	(861,237)	(26,160)	(59,444)	(1,517)
Class C	2,022,398	61,894	327,997	10,282	(1,420,162)	(43,287)	930,233	28,889
Class F-1	8,109,384	240,075	680,031	20,701	(3,424,868)	(100,887)	5,364,547	159,889
Class 529-A	553,119	16,344	89,592	2,722	(151,259)	(4,441)	491,452	14,625
Class 529-B	65,970	2,000	15,814	492	(24,822)	(749)	56,962	1,743
Class 529-C	189,186	5,735	24,011	746	(63,430)	(1,907)	149,767	4,574
Class 529-E	28,305	843	4,528	138	(10,408)	(309)	22,425	672
Class 529-F-1	25,527	754	2,541	77	(6,712)	(198)	21,356	633
Class R-1	183,664	5,554	10,675	331	(67,150)	(2,015)	127,189	3,870
Class R-2	972,347	29,252	82,234	2,541	(683,601)	(20,464)	370,980	11,329
Class R-3	5,268,904	156,917	424,134	13,002	(3,060,192)	(91,197)	2,632,846	78,722
Class R-4	6,509,287	193,101	569,783	17,361	(3,508,429)	(103,586)	3,570,641	106,876
Class R-5	5,996,052	176,021	360,877	10,926	(1,678,764)	(49,027)	4,678,165	137,920
Total net increase
(decrease)	$42,527,200	1,260,285	$6,081,350	185,155	$(28,683,798)	(847,350)	$19,924,752	598,090

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $54,455,566,000 and $52,750,471,000, respectively, during the year ended August 31, 2008.

Financial highlights1

		(Loss) income from investment operations(2)				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim-bursements/ waivers	Ratio of expenses to average net assets after reim-bursements/ waivers (4)	Ratio of net income (loss) to average net assets (4)
Class A:
Year ended 8/31/2008	$35.77	$.36		$(3.10)	$(2.74)	$(.36)	$(2.06)	$(2.42)	$30.61	(8.24)%	$81,529	.65%	.62%	1.09%
Year ended 8/31/2007	31.93	.32		4.89	5.21	(.27)	(1.10)	(1.37)	35.77	16.69	90,125	.64	.62	.94
Year ended 8/31/2006	29.51	.28		2.56	2.84	(.19)	(.23)	(.42)	31.93	9.66	78,854	.65	.63	.89
Year ended 8/31/2005	24.43	.21		4.96	5.17	(.09)	-	(.09)	29.51	21.20	67,793	.68	.66	.76
Year ended 8/31/2004	22.49	.05		1.90	1.95	(.01)	-	(.01)	24.43	8.65	52,432	.70	.70	.20
Class B:
Year ended 8/31/2008	34.48	.11		(2.99)	(2.88)	(.10)	(2.06)	(2.16)	29.44	(8.91)	6,367	1.39	1.37	.34
Year ended 8/31/2007	30.83	.06		4.73	4.79	(.04)	(1.10)	(1.14)	34.48	15.82	7,596	1.39	1.36	.20
Year ended 8/31/2006	28.55	.04		2.47	2.51	-	(.23)	(.23)	30.83	8.80	6,839	1.40	1.38	.14
Year ended 8/31/2005	23.73	-	(5)	4.82	4.82	-	-	-	28.55	20.31	6,098	1.43	1.41	.01
Year ended 8/31/2004	22.00	(.13)		1.86	1.73	-	-	-	23.73	7.86	4,788	1.44	1.44	(.55)
Class C:
Year ended 8/31/2008	34.34	.09		(2.97)	(2.88)	(.10)	(2.06)	(2.16)	29.30	(8.95)	10,209	1.44	1.41	.29
Year ended 8/31/2007	30.73	.05		4.70	4.75	(.04)	(1.10)	(1.14)	34.34	15.74	11,091	1.45	1.42	.14
Year ended 8/31/2006	28.47	.02		2.47	2.49	-	(.23)	(.23)	30.73	8.75	9,036	1.47	1.44	.07
Year ended 8/31/2005	23.68	(.01)		4.80	4.79	-	-	-	28.47	20.23	7,054	1.48	1.46	(.05)
Year ended 8/31/2004	21.96	(.14)		1.86	1.72	-	-	-	23.68	7.83	4,814	1.50	1.50	(.60)
Class F-1:
Year ended 8/31/2008	35.56	.36		(3.08)	(2.72)	(.37)	(2.06)	(2.43)	30.41	(8.23)	25,528	.63	.61	1.09
Year ended 8/31/2007	31.76	.32		4.87	5.19	(.29)	(1.10)	(1.39)	35.56	16.71	25,404	.63	.61	.95
Year ended 8/31/2006	29.37	.28		2.54	2.82	(.20)	(.23)	(.43)	31.76	9.62	17,613	.64	.61	.91
Year ended 8/31/2005	24.33	.20		4.94	5.14	(.10)	-	(.10)	29.37	21.18	12,122	.70	.68	.73
Year ended 8/31/2004	22.41	.04		1.90	1.94	(.02)	-	(.02)	24.33	8.66	7,237	.72	.72	.17
Class F-2:
Period from 8/1/2008 to 8/31/2008	30.43	.03		.15	.18	-	-	-	30.61	0.59	114	.04	.03	.09
Class 529-A:
Year ended 8/31/2008	35.62	.34		(3.08)	(2.74)	(.35)	(2.06)	(2.41)	30.47	(8.27)	2,859	.69	.66	1.03
Year ended 8/31/2007	31.81	.31		4.87	5.18	(.27)	(1.10)	(1.37)	35.62	16.66	2,725	.69	.66	.90
Year ended 8/31/2006	29.42	.27		2.54	2.81	(.19)	(.23)	(.42)	31.81	9.57	1,968	.68	.66	.86
Year ended 8/31/2005	24.38	.19		4.95	5.14	(.10)	-	(.10)	29.42	21.13	1,386	.73	.71	.69
Year ended 8/31/2004	22.47	.04		1.90	1.94	(.03)	-	(.03)	24.38	8.63	815	.74	.74	.16
Class 529-B:
Year ended 8/31/2008	34.62	.07		(2.99)	(2.92)	(.08)	(2.06)	(2.14)	29.56	(9.00)	514	1.50	1.48	.23
Year ended 8/31/2007	30.97	.03		4.74	4.77	(.02)	(1.10)	(1.12)	34.62	15.69	534	1.51	1.48	.08
Year ended 8/31/2006	28.71	.01		2.48	2.49	-	(.23)	(.23)	30.97	8.68	424	1.52	1.50	.02
Year ended 8/31/2005	23.91	(.04)		4.84	4.80	-	-	-	28.71	20.08	335	1.59	1.57	(.16)
Year ended 8/31/2004	22.20	(.18)		1.89	1.71	-	-	-	23.91	7.70	219	1.62	1.62	(.72)
Class 529-C:
Year ended 8/31/2008	34.62	.07		(2.99)	(2.92)	(.09)	(2.06)	(2.15)	29.55	(8.99)	881	1.50	1.47	.23
Year ended 8/31/2007	30.99	.03		4.74	4.77	(.04)	(1.10)	(1.14)	34.62	15.66	849	1.50	1.48	.08
Year ended 8/31/2006	28.72	.01		2.49	2.50	-	(.23)	(.23)	30.99	8.71	619	1.52	1.49	.03
Year ended 8/31/2005	23.91	(.04)		4.85	4.81	-	-	-	28.72	20.12	447	1.58	1.56	(.15)
Year ended 8/31/2004	22.21	(.17)		1.87	1.70	-	-	-	23.91	7.65	273	1.61	1.61	(.71)
Class 529-E:
Year ended 8/31/2008	35.34	.24		(3.06)	(2.82)	(.25)	(2.06)	(2.31)	30.21	(8.55)	147	.99	.97	.73
Year ended 8/31/2007	31.58	.20		4.84	5.04	(.18)	(1.10)	(1.28)	35.34	16.29	143	.99	.97	.59
Year ended 8/31/2006	29.23	.17		2.52	2.69	(.11)	(.23)	(.34)	31.58	9.21	107	1.00	.97	.54
Year ended 8/31/2005	24.22	.10		4.92	5.02	(.01)	-	(.01)	29.23	20.73	76	1.06	1.04	.36
Year ended 8/31/2004	22.37	(.05)		1.90	1.85	-	-	-	24.22	8.27	44	1.09	1.09	(.19)
Class 529-F-1:
Year ended 8/31/2008	$35.61	$.41		$(3.08)	$(2.67)	$(.42)	$(2.06)	$(2.48)	$30.46	(8.09)%	$85	.49%	.47%	1.24%
Year ended 8/31/2007	31.80	.37		4.87	5.24	(.33)	(1.10)	(1.43)	35.61	16.86	81	.49	.47	1.09
Year ended 8/31/2006	29.38	.33		2.53	2.86	(.21)	(.23)	(.44)	31.80	9.79	52	.50	.47	1.05
Year ended 8/31/2005	24.34	.19		4.94	5.13	(.09)	-	(.09)	29.38	21.12	30	.72	.70	.70
Year ended 8/31/2004	22.45	.02		1.89	1.91	(.02)	-	(.02)	24.34	8.53	16	.84	.84	.07
Class R-1:
Year ended 8/31/2008	34.76	.10		(3.02)	(2.92)	(.13)	(2.06)	(2.19)	29.65	(8.96)	503	1.42	1.39	.30
Year ended 8/31/2007	31.13	.05		4.77	4.82	(.09)	(1.10)	(1.19)	34.76	15.79	408	1.43	1.40	.16
Year ended 8/31/2006	28.88	.03		2.49	2.52	(.04)	(.23)	(.27)	31.13	8.75	245	1.45	1.42	.11
Year ended 8/31/2005	24.02	(.01)		4.87	4.86	-	-	-	28.88	20.23	122	1.47	1.44	(.05)
Year ended 8/31/2004	22.28	(.15)		1.89	1.74	-	-	-	24.02	7.81	57	1.51	1.51	(.61)
Class R-2:
Year ended 8/31/2008	34.84	.12		(3.01)	(2.89)	(.12)	(2.06)	(2.18)	29.77	(8.87)	2,708	1.36	1.33	.37
Year ended 8/31/2007	31.16	.05		4.77	4.82	(.04)	(1.10)	(1.14)	34.84	15.76	2,815	1.42	1.40	.16
Year ended 8/31/2006	28.86	.03		2.50	2.53	-	(.23)	(.23)	31.16	8.77	2,164	1.46	1.43	.09
Year ended 8/31/2005	24.01	(.01)		4.86	4.85	-	-	-	28.86	20.20	1,567	1.51	1.45	(.04)
Year ended 8/31/2004	22.26	(.14)		1.89	1.75	-	-	-	24.01	7.86	857	1.60	1.48	(.57)
Class R-3:
Year ended 8/31/2008	35.23	.26		(3.05)	(2.79)	(.27)	(2.06)	(2.33)	30.11	(8.50)	13,098	.94	.91	.79
Year ended 8/31/2007	31.49	.21		4.83	5.04	(.20)	(1.10)	(1.30)	35.23	16.33	13,652	.96	.93	.63
Year ended 8/31/2006	29.15	.18		2.52	2.70	(.13)	(.23)	(.36)	31.49	9.30	9,724	.96	.94	.59
Year ended 8/31/2005	24.18	.12		4.91	5.03	(.06)	-	(.06)	29.15	20.83	6,389	.96	.94	.46
Year ended 8/31/2004	22.35	(.03)		1.88	1.85	(.02)	-	(.02)	24.18	8.28	3,148	1.05	1.05	(.14)
Class R-4:
Year ended 8/31/2008	35.52	.35		(3.08)	(2.73)	(.35)	(2.06)	(2.41)	30.38	(8.26)	17,215	.67	.64	1.06
Year ended 8/31/2007	31.73	.31		4.85	5.16	(.27)	(1.10)	(1.37)	35.52	16.63	17,856	.68	.65	.91
Year ended 8/31/2006	29.35	.27		2.54	2.81	(.20)	(.23)	(.43)	31.73	9.60	12,558	.69	.66	.86
Year ended 8/31/2005	24.35	.19		4.94	5.13	(.13)	-	(.13)	29.35	21.15	8,032	.70	.68	.72
Year ended 8/31/2004	22.44	.05		1.90	1.95	(.04)	-	(.04)	24.35	8.70	3,320	.71	.71	.20
Class R-5:
Year ended 8/31/2008	35.82	.45		(3.09)	(2.64)	(.46)	(2.06)	(2.52)	30.66	(7.96)	17,362	.37	.34	1.35
Year ended 8/31/2007	31.98	.41		4.89	5.30	(.36)	(1.10)	(1.46)	35.82	16.97	12,630	.38	.35	1.21
Year ended 8/31/2006	29.56	.37		2.55	2.92	(.27)	(.23)	(.50)	31.98	9.92	6,863	.39	.36	1.17
Year ended 8/31/2005	24.50	.28		4.97	5.25	(.19)	-	(.19)	29.56	21.52	3,204	.40	.38	1.02
Year ended 8/31/2004	22.52	.12		1.91	2.03	(.05)	-	(.05)	24.50	9.02	1,179	.41	.41	.50

	Year ended August 31
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	32%	26%	22%	20%	19%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Amount less than $.01.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The Growth Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Growth Fund of America, Inc.  (the “Fund”), including the investment portfolio, as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Growth Fund of America, Inc. as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
October 2, 2008

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2008:

Long-term capital gains	$11,006,097,000
Qualified dividend income	100%
Corporate dividends received deduction	$1,698,552,000
U.S. government income that may be exempt from state taxation	$180,512,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

....


[logo - American Funds/(R)/]                The right choice for the long term/(R)/

The Growth Fund
of America/(R)/

 RETIREMENT PLAN
 PROSPECTUS

 November 1, 2008

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
15    Purchase, exchange and sale of shares
19    Sales charges
21    Sales charge reductions
23    Rollovers from retirement plans to IRAs
23    Plans of distribution
24    Other compensation to dealers
25    Distributions and taxes
26    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                        The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998            31.78
1999            45.70
2000             7.49
2001           -12.28
2002           -22.02
2003            32.90
2004            11.95
2005            14.23
2006            10.94
2007            10.95
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            27.17%  (quarter ended December 31, 1998)
LOWEST            -20.61%  (quarter ended September 30, 2001)

The fund's total return for the nine months ended September 30, 2008, was
-20.76%.

                                       2

The Growth Fund of America / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73    4.56%   14.54%    10.78%      15.10%

                                  1 YEAR  5 YEARS   LIFETIME/1/
----------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/6/02   10.06%  14.98%      10.62%
 CLASS R-2 -- FIRST SOLD 5/21/02  10.10   15.00        9.61
 CLASS R-3 -- FIRST SOLD 5/21/02  10.59   15.52       10.10
 CLASS R-4 -- FIRST SOLD 5/28/02  10.87   15.87       10.57
 CLASS R-5 -- FIRST SOLD 5/15/02  11.25   16.21       10.49

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
--------------------------------------------------------------------------
 INDEXES
 S&P 500/3/                       5.49%   12.82%    5.91%       11.87%

1   Lifetime results for Class A shares are measured from December 1, 1973, when
    Capital Research and Management Company became the fund's investment adviser.
    Lifetime results for other share classes are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Capital
    Research and Management Company became the fund's investment adviser. The funds or securities that compose each index may vary over time.

3   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

                                       3

                                        The Growth Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees/1/                 0.27%   0.27%  0.27%  0.27%  0.27%   0.27%
-------------------------------------------------------------------------------
 Distribution and/or service        0.24    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/                  0.14    0.15   0.34   0.17   0.15    0.10
-------------------------------------------------------------------------------
 Total annual fund operating        0.65    1.42   1.36   0.94   0.67    0.37
 expenses/1/
-------------------------------------------------------------------------------

 1   The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2   Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
    .75% and .50%, respectively, of the class's average net assets annually.

                                       4

The Growth Fund of America / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                    PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

1   Payment amount depends on the date upon which services commenced.
2   Payment with respect to Recordkeeper Direct/(R)/ program.
3   Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A*                        $638    $771     $916      $1,339
--------------------------------------------------------------------
 Class R-1                        145     449      776       1,702
--------------------------------------------------------------------
 Class R-2                        138     431      745       1,635
--------------------------------------------------------------------
 Class R-3                         96     300      520       1,155
--------------------------------------------------------------------
 Class R-4                         68     214      373         835
--------------------------------------------------------------------
 Class R-5                         38     119      208         468
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                        The Growth Fund of America / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       6

The Growth Fund of America / Prospectus


OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500
Composite Index. Investments outside the United States may be subject to certain risks. For example, changes in relationships among global currencies may trigger declines in the value of the fund's holdings. Investing in securities issued by entities based outside the United States may also be affected by currency controls, different accounting and legal standards, expropriation, tax policies, greater market volatility and various administrative difficulties.

The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by
Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       7

                                        The Growth Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73    10.95%  15.91%    11.44%      15.30%

                                  1 YEAR           LIFETIME/1/
---------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/6/02   10.06%  14.98%     10.62%
 CLASS R-2 -- FIRST SOLD 5/21/02  10.10   15.00       9.61
 CLASS R-3 -- FIRST SOLD 5/21/02  10.59   15.52      10.10
 CLASS R-4 -- FIRST SOLD 5/28/02  10.87   15.87      10.57
 CLASS R-5 -- FIRST SOLD 5/15/02  11.25   16.21      10.49

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------
 INDEXES
 Lipper Capital Appreciation Funds     16.39%  15.18%    6.54%       11.95%
 Index/3/
 Lipper Growth Funds Index/4/           7.83   12.30     4.76        10.76
 Lipper Multi-Cap Growth Funds         12.79   15.15     5.50        11.78
 Index/5/
 Lipper Multi-Cap Core Funds Index/6/   5.97   14.08     6.46        11.47

 1   Lifetime results for Class A shares are measured from December 1, 1973, when
    Capital Research and Management Company became the fund's investment adviser.
    Lifetime results for other share classes are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Capital
    Research and Management Company became the fund's investment adviser. The funds or securities that compose each index may vary over time.
3   Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4   Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

5   Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75%
    of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S.
    equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6   Lipper Multi-Cap Core Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75%
    of their equity assets in any one market capitalization range over an extended period of time. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                       8

The Growth Fund of America / Prospectus


INDUSTRY SECTOR DIVERSIFICATION AS OF AUGUST 31, 2008
[begin pie chart]
Information technology                                    21.82%
Energy                                                    13.92%
Consumer discretionary                                    10.01%
Health care                                                9.82%
Industrials                                                7.68%
Convertible securities                                     0.44%
Bonds & notes                                              0.04%
Other industries                                          22.61%
Short-term securities & other assets less liabilities     13.66%
[end pie chart]

 LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2008   PERCENT OF NET ASSETS
 Oracle                                                  2.41%
-----------------------------------------------------------------------
 Google                                                  2.37
-----------------------------------------------------------------------
 Schlumberger                                            2.32
-----------------------------------------------------------------------
 Cisco Systems                                           2.20
-----------------------------------------------------------------------
 Microsoft                                               1.91
-----------------------------------------------------------------------
 Suncor                                                  1.64
-----------------------------------------------------------------------
 Lowe's                                                  1.31
-----------------------------------------------------------------------
 Apple                                                   1.29
-----------------------------------------------------------------------
 Roche                                                   1.25
-----------------------------------------------------------------------
 Nokia                                                   1.20
-----------------------------------------------------------------------

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                        The Growth Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended August 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

                                       10

The Growth Fund of America / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       11

                                        The Growth Fund of America / Prospectus

The primary individual portfolio counselors for The Growth Fund of America are:

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
----------------------------------------------------------------------------------------------
 DONNALISA BARNUM            7 years         Senior Vice President -    Serves as an equity
                                             Capital World Investors    portfolio counselor
                                             Investment professional
                                             for 27 years in total;
                                             22 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 GORDON CRAWFORD             17 years        Senior Vice President -    Serves as an equity
 Senior Vice President   (plus 16 years of   Capital Research Global    portfolio counselor
                         prior experience    Investors
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 37 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------
 JAMES E. DRASDO             23 years        Senior Vice President -    Serves as an equity
                         (plus 7 years of    Capital World Investors    portfolio counselor
                         prior experience
                              as an          Investment professional
                        investment analyst   for 37 years in total;
                          for the fund)      31 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN             4 years         Senior Vice President -    Serves as An equity
                                             Capital Research Global    portfolio counselor
                                             Investors
                                             Investment professional
                                             for 23 years in total;
                                             18 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------

                                       12

The Growth Fund of America / Prospectus


                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
----------------------------------------------------------------------------------------------
 J. BLAIR FRANK              7 years         Senior Vice President -    Serves as an equity
                         (plus 7 years of    Capital Research Global    portfolio counselor
                         prior experience    Investors
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 15 years in total;
                                             14 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 GREGG E. IRELAND            4 years         Senior Vice President -    Serves as an equity
                                             Capital World Investors    portfolio counselor
                                             Investment professional
                                             for 36 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------
 MICHAEL T. KERR             10 years        Senior Vice President -    Serves as an equity
 Senior Vice President   (plus 9 years of    Capital World Investors    portfolio counselor
                         prior experience
                              as an          Investment professional
                        investment analyst   for 25 years in total;
                          for the fund)      23 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 RONALD B. MORROW            4 years         Senior Vice President -    Serves as an equity
                         (plus 8 years of    Capital World Investors    portfolio counselor
                         prior experience
                              as an          Investment professional
                        investment analyst   for 40 years in total;
                          for the fund)      11 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 DONALD D. O'NEAL            15 years        Senior Vice President -    Serves as an equity
 President               (plus 6 years of    Capital Research Global    portfolio counselor
                         prior experience    Investors
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 23 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------

                                       13

                                        The Growth Fund of America / Prospectus

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
----------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG         20 years        Chairman of the Board,     Serves as an equity
 Vice Chairman of the    (plus 3 years of    Capital Research and       portfolio counselor
 Board                   prior experience    Management Company
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 38 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN         23 years        Chairman Emeritus and      Serves as an equity
                                             Director, Capital          portfolio counselor
                                             Research and Management
                                             Company
                                             Investment professional
                                             for 44 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       14

The Growth Fund of America / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American
Funds Target Date Retirement Series/(R)/ and other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE
IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       15

                                        The Growth Fund of America / Prospectus

exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       16

The Growth Fund of America / Prospectus


the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge.
Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under
"Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to
IRAs."

                                       17

                                        The Growth Fund of America / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       18

The Growth Fund of America / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

                                       19

                                        The Growth Fund of America / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       20

The Growth Fund of America / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       21

                                        The Growth Fund of America / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       22

The Growth Fund of America / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                                        The Growth Fund of America / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

The Growth Fund of America / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                                        The Growth Fund of America / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/          DIVIDENDS AND DISTRIBUTIONS
                                                      Net
                                                    (losses)
                                                    gains on
                                                   securities
                       Net asset       Net           (both                      Dividends                       Total
                        value,     investment       realized      Total from    (from net   Distributions     dividends
                       beginning     income           and         investment    investment      (from            and
                        of year      (loss)       unrealized)     operations     income)    capital gains)  distributions
---------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2008   $35.77       $ .36          $(3.10)         $(2.74)       $(.36)       $(2.06)         $(2.42)
 Year ended 8/31/2007    31.93         .32            4.89            5.21         (.27)        (1.10)          (1.37)
 Year ended 8/31/2006    29.51         .28            2.56            2.84         (.19)         (.23)           (.42)
 Year ended 8/31/2005    24.43         .21            4.96            5.17         (.09)           --            (.09)
 Year ended 8/31/2004    22.49         .05            1.90            1.95         (.01)           --            (.01)
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 8/31/2008    34.76         .10           (3.02)          (2.92)        (.13)        (2.06)          (2.19)
 Year ended 8/31/2007    31.13         .05            4.77            4.82         (.09)        (1.10)          (1.19)
 Year ended 8/31/2006    28.88         .03            2.49            2.52         (.04)         (.23)           (.27)
 Year ended 8/31/2005    24.02        (.01)           4.87            4.86           --            --              --
 Year ended 8/31/2004    22.28        (.15)           1.89            1.74           --            --              --
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 8/31/2008    34.84         .12           (3.01)          (2.89)        (.12)        (2.06)          (2.18)
 Year ended 8/31/2007    31.16         .05            4.77            4.82         (.04)        (1.10)          (1.14)
 Year ended 8/31/2006    28.86         .03            2.50            2.53           --          (.23)           (.23)
 Year ended 8/31/2005    24.01        (.01)           4.86            4.85           --            --              --
 Year ended 8/31/2004    22.26        (.14)           1.89            1.75           --            --              --
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 8/31/2008   $35.23       $ .26          $(3.05)         $(2.79)       $(.27)       $(2.06)         $(2.33)
 Year ended 8/31/2007    31.49         .21            4.83            5.04         (.20)        (1.10)          (1.30)
 Year ended 8/31/2006    29.15         .18            2.52            2.70         (.13)         (.23)           (.36)
 Year ended 8/31/2005    24.18         .12            4.91            5.03         (.06)           --            (.06)
 Year ended 8/31/2004    22.35        (.03)           1.88            1.85         (.02)           --            (.02)
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 8/31/2008    35.52         .35           (3.08)          (2.73)        (.35)        (2.06)          (2.41)
 Year ended 8/31/2007    31.73         .31            4.85            5.16         (.27)        (1.10)          (1.37)
 Year ended 8/31/2006    29.35         .27            2.54            2.81         (.20)         (.23)           (.43)
 Year ended 8/31/2005    24.35         .19            4.94            5.13         (.13)           --            (.13)
 Year ended 8/31/2004    22.44         .05            1.90            1.95         (.04)           --            (.04)
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 8/31/2008    35.82         .45           (3.09)          (2.64)        (.46)        (2.06)          (2.52)
 Year ended 8/31/2007    31.98         .41            4.89            5.30         (.36)        (1.10)          (1.46)
 Year ended 8/31/2006    29.56         .37            2.55            2.92         (.27)         (.23)           (.50)
 Year ended 8/31/2005    24.50         .28            4.97            5.25         (.19)           --            (.19)
 Year ended 8/31/2004    22.52         .12            1.91            2.03         (.05)           --            (.05)

                                                                    Ratio of     Ratio of
                                                                    expenses     expenses
                                                                   to average   to average      Ratio of
                                                                   net assets   net assets         net
                                                                     before        after         income
                       Net asset                     Net assets,      reim-        reim-        (loss) to
                       value, end       Total        end of year   bursements/  bursements/      average
                        of year    return/2/,/3/    (in millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2008    $30.61        (8.24)%         $81,529         .65%         .62%          1.09%
 Year ended 8/31/2007     35.77        16.69            90,125         .64          .62            .94
 Year ended 8/31/2006     31.93         9.66            78,854         .65          .63            .89
 Year ended 8/31/2005     29.51        21.20            67,793         .68          .66            .76
 Year ended 8/31/2004     24.43         8.65            52,432         .70          .70            .20
------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 8/31/2008     29.65        (8.96)              503        1.42         1.39            .30
 Year ended 8/31/2007     34.76        15.79               408        1.43         1.40            .16
 Year ended 8/31/2006     31.13         8.75               245        1.45         1.42            .11
 Year ended 8/31/2005     28.88        20.23               122        1.47         1.44           (.05)
 Year ended 8/31/2004     24.02         7.81                57        1.51         1.51           (.61)
------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 8/31/2008     29.77        (8.87)            2,708        1.36         1.33            .37
 Year ended 8/31/2007     34.84        15.76             2,815        1.42         1.40            .16
 Year ended 8/31/2006     31.16         8.77             2,164        1.46         1.43            .09
 Year ended 8/31/2005     28.86        20.20             1,567        1.51         1.45           (.04)
 Year ended 8/31/2004     24.01         7.86               857        1.60         1.48           (.57)
------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 8/31/2008    $30.11        (8.50)%         $13,098         .94%         .91%           .79%
 Year ended 8/31/2007     35.23        16.33            13,652         .96          .93            .63
 Year ended 8/31/2006     31.49         9.30             9,724         .96          .94            .59
 Year ended 8/31/2005     29.15        20.83             6,389         .96          .94            .46
 Year ended 8/31/2004     24.18         8.28             3,148        1.05         1.05           (.14)
------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 8/31/2008     30.38        (8.26)           17,215         .67          .64           1.06
 Year ended 8/31/2007     35.52        16.63            17,856         .68          .65            .91
 Year ended 8/31/2006     31.73         9.60            12,558         .69          .66            .86
 Year ended 8/31/2005     29.35        21.15             8,032         .70          .68            .72
 Year ended 8/31/2004     24.35         8.70             3,320         .71          .71            .20
------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 8/31/2008     30.66        (7.96)           17,362         .37          .34           1.35
 Year ended 8/31/2007     35.82        16.97            12,630         .38          .35           1.21
 Year ended 8/31/2006     31.98         9.92             6,863         .39          .36           1.17
 Year ended 8/31/2005     29.56        21.52             3,204         .40          .38           1.02
 Year ended 8/31/2004     24.50         9.02             1,179         .41          .41            .50

                                       26

The Growth Fund of America / Prospectus


                                           YEAR ENDED AUGUST 31
                           2008        2007        2006        2005         2004
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      32%         26%         22%         20%          19%
 OF SHARES

1   Based on average shares outstanding.

2   Total returns exclude any applicable sales charges.
3   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
    Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the years shown, Capital Research and
    Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

                                       27

                                        The Growth Fund of America / Prospectus


[logo - American Funds/(R)/]                  The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES               American Funds Service Company
                                        800/421-0180

 FOR RETIREMENT PLAN SERVICES           Call your employer or plan administrator

 FOR ADVISER MARKETING                  American Funds Distributors
                                        800/421-9900

 FOR 24-HOUR INFORMATION                americanfunds.com
                                        For Class R share information, visit
                                        AmericanFundsRetirement.com

 Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
 By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at P.O. Box 7650, San
Francisco, California 94120.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                                                              Investment Company File No. 811-00862
                                                                         RPGEPR-905-1108P Litho in USA CGD/RRD/8033
--------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY


[logo - American Funds/(R)/]                The right choice for the long term/(R)/

The Growth Fund
of America/(R)/

 RETIREMENT PLAN
 PROSPECTUS

 November 1, 2008

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
15    Purchase, exchange and sale of shares
19    Sales charges
21    Sales charge reductions
23    Rollovers from retirement plans to IRAs
23    Plans of distribution
24    Other compensation to dealers
25    Distributions and taxes
26    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The fund is designed for investors seeking capital appreciation through stocks.
 Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                        The Growth Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998            31.78
1999            45.70
2000             7.49
2001           -12.28
2002           -22.02
2003            32.90
2004            11.95
2005            14.23
2006            10.94
2007            10.95
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            27.17%  (quarter ended December 31, 1998)
LOWEST            -20.61%  (quarter ended September 30, 2001)

The fund's total return for the nine months ended September 30, 2008, was
-20.76%.

                                       2

The Growth Fund of America / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73    4.56%   14.54%    10.78%      15.10%

                                  1 YEAR  5 YEARS   LIFETIME/1/
----------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/6/02   10.06%  14.98%      10.62%
 CLASS R-2 -- FIRST SOLD 5/21/02  10.10   15.00        9.61
 CLASS R-3 -- FIRST SOLD 5/21/02  10.59   15.52       10.10
 CLASS R-4 -- FIRST SOLD 5/28/02  10.87   15.87       10.57
 CLASS R-5 -- FIRST SOLD 5/15/02  11.25   16.21       10.49

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
--------------------------------------------------------------------------
 INDEXES
 S&P 500/3/                       5.49%   12.82%    5.91%       11.87%

1   Lifetime results for Class A shares are measured from December 1, 1973, when
    Capital Research and Management Company became the fund's investment adviser.
    Lifetime results for other share classes are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Capital
    Research and Management Company became the fund's investment adviser. The funds or securities that compose each index may vary over time.

3   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

                                       3

                                        The Growth Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees/1/                 0.27%   0.27%  0.27%  0.27%  0.27%   0.27%
-------------------------------------------------------------------------------
 Distribution and/or service        0.24    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/                  0.14    0.15   0.34   0.17   0.15    0.10
-------------------------------------------------------------------------------
 Total annual fund operating        0.65    1.42   1.36   0.94   0.67    0.37
 expenses/1/
-------------------------------------------------------------------------------

 1   The fund's investment adviser is currently waiving 10% of its management fee.
    The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2   Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
    .75% and .50%, respectively, of the class's average net assets annually.

                                       4

The Growth Fund of America / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                    PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

1   Payment amount depends on the date upon which services commenced.
2   Payment with respect to Recordkeeper Direct/(R)/ program.
3   Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A*                        $638    $771     $916      $1,339
--------------------------------------------------------------------
 Class R-1                        145     449      776       1,702
--------------------------------------------------------------------
 Class R-2                        138     431      745       1,635
--------------------------------------------------------------------
 Class R-3                         96     300      520       1,155
--------------------------------------------------------------------
 Class R-4                         68     214      373         835
--------------------------------------------------------------------
 Class R-5                         38     119      208         468
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                        The Growth Fund of America / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       6

The Growth Fund of America / Prospectus


OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500
Composite Index. Investments outside the United States may be subject to certain risks. For example, changes in relationships among global currencies may trigger declines in the value of the fund's holdings. Investing in securities issued by entities based outside the United States may also be affected by currency controls, different accounting and legal standards, expropriation, tax policies, greater market volatility and various administrative difficulties.

The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody's Investors Service and BB+ or below by
Standard & Poor's Corporation or unrated but determined by the fund's investment adviser to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities generally decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       7

                                        The Growth Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 12/1/73    10.95%  15.91%    11.44%      15.30%

                                  1 YEAR           LIFETIME/1/
---------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/6/02   10.06%  14.98%     10.62%
 CLASS R-2 -- FIRST SOLD 5/21/02  10.10   15.00       9.61
 CLASS R-3 -- FIRST SOLD 5/21/02  10.59   15.52      10.10
 CLASS R-4 -- FIRST SOLD 5/28/02  10.87   15.87      10.57
 CLASS R-5 -- FIRST SOLD 5/15/02  11.25   16.21      10.49

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------
 INDEXES
 Lipper Capital Appreciation Funds     16.39%  15.18%    6.54%       11.95%
 Index/3/
 Lipper Growth Funds Index/4/           7.83   12.30     4.76        10.76
 Lipper Multi-Cap Growth Funds         12.79   15.15     5.50        11.78
 Index/5/
 Lipper Multi-Cap Core Funds Index/6/   5.97   14.08     6.46        11.47

 1   Lifetime results for Class A shares are measured from December 1, 1973, when
    Capital Research and Management Company became the fund's investment adviser.
    Lifetime results for other share classes are measured from the date the share class was first sold.
2   Lifetime results for the index(es) shown are measured from the date Capital
    Research and Management Company became the fund's investment adviser. The funds or securities that compose each index may vary over time.
3   Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4   Lipper Growth Funds Index is an equally weighted index of growth funds. These funds normally invest in companies with long-term earnings that are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

5   Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75%
    of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S.
    equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6   Lipper Multi-Cap Core Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75%
    of their equity assets in any one market capitalization range over an extended period of time. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index (a broad-based index representing the large-cap, mid-cap and small-cap segments of the U.S. equity market). The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                       8

The Growth Fund of America / Prospectus


INDUSTRY SECTOR DIVERSIFICATION AS OF AUGUST 31, 2008
[begin pie chart]
Information technology                                    21.82%
Energy                                                    13.92%
Consumer discretionary                                    10.01%
Health care                                                9.82%
Industrials                                                7.68%
Convertible securities                                     0.44%
Bonds & notes                                              0.04%
Other industries                                          22.61%
Short-term securities & other assets less liabilities     13.66%
[end pie chart]

 LARGEST EQUITY HOLDINGS AS OF AUGUST 31, 2008   PERCENT OF NET ASSETS
 Oracle                                                  2.41%
-----------------------------------------------------------------------
 Google                                                  2.37
-----------------------------------------------------------------------
 Schlumberger                                            2.32
-----------------------------------------------------------------------
 Cisco Systems                                           2.20
-----------------------------------------------------------------------
 Microsoft                                               1.91
-----------------------------------------------------------------------
 Suncor                                                  1.64
-----------------------------------------------------------------------
 Lowe's                                                  1.31
-----------------------------------------------------------------------
 Apple                                                   1.29
-----------------------------------------------------------------------
 Roche                                                   1.25
-----------------------------------------------------------------------
 Nokia                                                   1.20
-----------------------------------------------------------------------

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                        The Growth Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended August 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

                                       10

The Growth Fund of America / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       11

                                        The Growth Fund of America / Prospectus

The primary individual portfolio counselors for The Growth Fund of America are:

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
----------------------------------------------------------------------------------------------
 DONNALISA BARNUM            7 years         Senior Vice President -    Serves as an equity
                                             Capital World Investors    portfolio counselor
                                             Investment professional
                                             for 27 years in total;
                                             22 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 GORDON CRAWFORD             17 years        Senior Vice President -    Serves as an equity
 Senior Vice President   (plus 16 years of   Capital Research Global    portfolio counselor
                         prior experience    Investors
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 37 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------
 JAMES E. DRASDO             23 years        Senior Vice President -    Serves as an equity
                         (plus 7 years of    Capital World Investors    portfolio counselor
                         prior experience
                              as an          Investment professional
                        investment analyst   for 37 years in total;
                          for the fund)      31 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 TIMOTHY P. DUNN             4 years         Senior Vice President -    Serves as An equity
                                             Capital Research Global    portfolio counselor
                                             Investors
                                             Investment professional
                                             for 23 years in total;
                                             18 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------

                                       12

The Growth Fund of America / Prospectus


                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
----------------------------------------------------------------------------------------------
 J. BLAIR FRANK              7 years         Senior Vice President -    Serves as an equity
                         (plus 7 years of    Capital Research Global    portfolio counselor
                         prior experience    Investors
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 15 years in total;
                                             14 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 GREGG E. IRELAND            4 years         Senior Vice President -    Serves as an equity
                                             Capital World Investors    portfolio counselor
                                             Investment professional
                                             for 36 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------
 MICHAEL T. KERR             10 years        Senior Vice President -    Serves as an equity
 Senior Vice President   (plus 9 years of    Capital World Investors    portfolio counselor
                         prior experience
                              as an          Investment professional
                        investment analyst   for 25 years in total;
                          for the fund)      23 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 RONALD B. MORROW            4 years         Senior Vice President -    Serves as an equity
                         (plus 8 years of    Capital World Investors    portfolio counselor
                         prior experience
                              as an          Investment professional
                        investment analyst   for 40 years in total;
                          for the fund)      11 years with Capital
                                             Research and Management
                                             Company or affiliate
----------------------------------------------------------------------------------------------
 DONALD D. O'NEAL            15 years        Senior Vice President -    Serves as an equity
 President               (plus 6 years of    Capital Research Global    portfolio counselor
                         prior experience    Investors
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 23 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------

                                       13

                                        The Growth Fund of America / Prospectus

                                             PRIMARY TITLE WITH         PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER         COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)             ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT             MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE                 OF THE FUND
----------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG         20 years        Chairman of the Board,     Serves as an equity
 Vice Chairman of the    (plus 3 years of    Capital Research and       portfolio counselor
 Board                   prior experience    Management Company
                              as an
                        investment analyst   Investment professional
                          for the fund)      for 38 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN         23 years        Chairman Emeritus and      Serves as an equity
                                             Director, Capital          portfolio counselor
                                             Research and Management
                                             Company
                                             Investment professional
                                             for 44 years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
----------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       14

The Growth Fund of America / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American
Funds Target Date Retirement Series/(R)/ and other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE
IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       15

                                        The Growth Fund of America / Prospectus

exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       16

The Growth Fund of America / Prospectus


the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge.
Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under
"Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to
IRAs."

                                       17

                                        The Growth Fund of America / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       18

The Growth Fund of America / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

                                       19

                                        The Growth Fund of America / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       20

The Growth Fund of America / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       21

                                        The Growth Fund of America / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       22

The Growth Fund of America / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                                        The Growth Fund of America / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

The Growth Fund of America / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                                        The Growth Fund of America / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/          DIVIDENDS AND DISTRIBUTIONS
                                                      Net
                                                    (losses)
                                                    gains on
                                                   securities
                       Net asset       Net           (both                      Dividends                       Total
                        value,     investment       realized      Total from    (from net   Distributions     dividends
                       beginning     income           and         investment    investment      (from            and
                        of year      (loss)       unrealized)     operations     income)    capital gains)  distributions
---------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2008   $35.77       $ .36          $(3.10)         $(2.74)       $(.36)       $(2.06)         $(2.42)
 Year ended 8/31/2007    31.93         .32            4.89            5.21         (.27)        (1.10)          (1.37)
 Year ended 8/31/2006    29.51         .28            2.56            2.84         (.19)         (.23)           (.42)
 Year ended 8/31/2005    24.43         .21            4.96            5.17         (.09)           --            (.09)
 Year ended 8/31/2004    22.49         .05            1.90            1.95         (.01)           --            (.01)
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 8/31/2008    34.76         .10           (3.02)          (2.92)        (.13)        (2.06)          (2.19)
 Year ended 8/31/2007    31.13         .05            4.77            4.82         (.09)        (1.10)          (1.19)
 Year ended 8/31/2006    28.88         .03            2.49            2.52         (.04)         (.23)           (.27)
 Year ended 8/31/2005    24.02        (.01)           4.87            4.86           --            --              --
 Year ended 8/31/2004    22.28        (.15)           1.89            1.74           --            --              --
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 8/31/2008    34.84         .12           (3.01)          (2.89)        (.12)        (2.06)          (2.18)
 Year ended 8/31/2007    31.16         .05            4.77            4.82         (.04)        (1.10)          (1.14)
 Year ended 8/31/2006    28.86         .03            2.50            2.53           --          (.23)           (.23)
 Year ended 8/31/2005    24.01        (.01)           4.86            4.85           --            --              --
 Year ended 8/31/2004    22.26        (.14)           1.89            1.75           --            --              --
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 8/31/2008   $35.23       $ .26          $(3.05)         $(2.79)       $(.27)       $(2.06)         $(2.33)
 Year ended 8/31/2007    31.49         .21            4.83            5.04         (.20)        (1.10)          (1.30)
 Year ended 8/31/2006    29.15         .18            2.52            2.70         (.13)         (.23)           (.36)
 Year ended 8/31/2005    24.18         .12            4.91            5.03         (.06)           --            (.06)
 Year ended 8/31/2004    22.35        (.03)           1.88            1.85         (.02)           --            (.02)
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 8/31/2008    35.52         .35           (3.08)          (2.73)        (.35)        (2.06)          (2.41)
 Year ended 8/31/2007    31.73         .31            4.85            5.16         (.27)        (1.10)          (1.37)
 Year ended 8/31/2006    29.35         .27            2.54            2.81         (.20)         (.23)           (.43)
 Year ended 8/31/2005    24.35         .19            4.94            5.13         (.13)           --            (.13)
 Year ended 8/31/2004    22.44         .05            1.90            1.95         (.04)           --            (.04)
---------------------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 8/31/2008    35.82         .45           (3.09)          (2.64)        (.46)        (2.06)          (2.52)
 Year ended 8/31/2007    31.98         .41            4.89            5.30         (.36)        (1.10)          (1.46)
 Year ended 8/31/2006    29.56         .37            2.55            2.92         (.27)         (.23)           (.50)
 Year ended 8/31/2005    24.50         .28            4.97            5.25         (.19)           --            (.19)
 Year ended 8/31/2004    22.52         .12            1.91            2.03         (.05)           --            (.05)

                                                                    Ratio of     Ratio of
                                                                    expenses     expenses
                                                                   to average   to average      Ratio of
                                                                   net assets   net assets         net
                                                                     before        after         income
                       Net asset                     Net assets,      reim-        reim-        (loss) to
                       value, end       Total        end of year   bursements/  bursements/      average
                        of year    return/2/,/3/    (in millions)    waivers    waivers/3/    net assets/3/
------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2008    $30.61        (8.24)%         $81,529         .65%         .62%          1.09%
 Year ended 8/31/2007     35.77        16.69            90,125         .64          .62            .94
 Year ended 8/31/2006     31.93         9.66            78,854         .65          .63            .89
 Year ended 8/31/2005     29.51        21.20            67,793         .68          .66            .76
 Year ended 8/31/2004     24.43         8.65            52,432         .70          .70            .20
------------------------------------------------------------------------------------------------------------
 CLASS R-1:
 Year ended 8/31/2008     29.65        (8.96)              503        1.42         1.39            .30
 Year ended 8/31/2007     34.76        15.79               408        1.43         1.40            .16
 Year ended 8/31/2006     31.13         8.75               245        1.45         1.42            .11
 Year ended 8/31/2005     28.88        20.23               122        1.47         1.44           (.05)
 Year ended 8/31/2004     24.02         7.81                57        1.51         1.51           (.61)
------------------------------------------------------------------------------------------------------------
 CLASS R-2:
 Year ended 8/31/2008     29.77        (8.87)            2,708        1.36         1.33            .37
 Year ended 8/31/2007     34.84        15.76             2,815        1.42         1.40            .16
 Year ended 8/31/2006     31.16         8.77             2,164        1.46         1.43            .09
 Year ended 8/31/2005     28.86        20.20             1,567        1.51         1.45           (.04)
 Year ended 8/31/2004     24.01         7.86               857        1.60         1.48           (.57)
------------------------------------------------------------------------------------------------------------
 CLASS R-3:
 Year ended 8/31/2008    $30.11        (8.50)%         $13,098         .94%         .91%           .79%
 Year ended 8/31/2007     35.23        16.33            13,652         .96          .93            .63
 Year ended 8/31/2006     31.49         9.30             9,724         .96          .94            .59
 Year ended 8/31/2005     29.15        20.83             6,389         .96          .94            .46
 Year ended 8/31/2004     24.18         8.28             3,148        1.05         1.05           (.14)
------------------------------------------------------------------------------------------------------------
 CLASS R-4:
 Year ended 8/31/2008     30.38        (8.26)           17,215         .67          .64           1.06
 Year ended 8/31/2007     35.52        16.63            17,856         .68          .65            .91
 Year ended 8/31/2006     31.73         9.60            12,558         .69          .66            .86
 Year ended 8/31/2005     29.35        21.15             8,032         .70          .68            .72
 Year ended 8/31/2004     24.35         8.70             3,320         .71          .71            .20
------------------------------------------------------------------------------------------------------------
 CLASS R-5:
 Year ended 8/31/2008     30.66        (7.96)           17,362         .37          .34           1.35
 Year ended 8/31/2007     35.82        16.97            12,630         .38          .35           1.21
 Year ended 8/31/2006     31.98         9.92             6,863         .39          .36           1.17
 Year ended 8/31/2005     29.56        21.52             3,204         .40          .38           1.02
 Year ended 8/31/2004     24.50         9.02             1,179         .41          .41            .50

                                       26

The Growth Fund of America / Prospectus


                                           YEAR ENDED AUGUST 31
                           2008        2007        2006        2005         2004
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
 RATE FOR ALL CLASSES      32%         26%         22%         20%          19%
 OF SHARES

1   Based on average shares outstanding.

2   Total returns exclude any applicable sales charges.
3   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
    Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the years shown, Capital Research and
    Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

                                       27

                                        The Growth Fund of America / Prospectus


[logo - American Funds/(R)/]                  The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES               American Funds Service Company
                                        800/421-0180

 FOR RETIREMENT PLAN SERVICES           Call your employer or plan administrator

 FOR ADVISER MARKETING                  American Funds Distributors
                                        800/421-9900

 FOR 24-HOUR INFORMATION                americanfunds.com
                                        For Class R share information, visit
                                        AmericanFundsRetirement.com

 Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
 By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at P.O. Box 7650, San
Francisco, California 94120.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                                                              Investment Company File No. 811-00862
                                                                         RPGEPR-905-1108P Litho in USA CGD/RRD/8033
--------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

....

The Growth Fund of America, Inc.

Part C
Other Information

Item 23.                      Exhibits for Registration Statement (1940 Act No. 811-00862 and 1933 Act. No. 002-14728)

(a)
Articles of Incorporation and Articles Supplementary - previously filed (see P/E Amendment No. 69 filed 1/5/00, No. 72 filed 3/8/01, No. 74 filed 2/14/02, No. 77 filed 10/31/03, No. 78 filed 11/1/04, No. 80 filed 10/31/06 and No. 82 filed 7/1/2008)

(b)	By-laws – By-laws as amended 5/15/07 – previously filed (see P/E Amendment No. 81 filed 10/31/07)

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 72 filed 3/8/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 9/1/07 – previously filed (see P/E Amendment No. 81 filed 10/31/07)

(e-1)
Underwriting Contracts – Form of Selling Group Agreements – previously filed (see P/E Amendment No. 75 filed 5/13/02); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 80 filed 10/31/06) Form of Institutional Selling Group Agreement (see P/E Amendment No. 78 filed 11/1/04); Form of Amendment to Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 81 filed 10/31/07); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 81 filed 10/31/07) and Form of Amended and Restated Principal Underwriting Agreement dated 6/16/08 – previously filed (see P/E Amendment No. 82 filed 7/1/2008)

(e-2)
Form of Amendment to Selling Group Agreement effective 10/1/08; Form of Amendment to Institutional Selling Group Agreement effective 10/1/08; Form of Participation Agreement; Form of Amendment to Participation Agreement effective 8/1/08; Form of Bank-Trust Participation Agreement; and Form of Amendment to Bank-Trust Participation Agreement effective 8/1/08

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan as amended 1/1/08 – previously filed (see P/E Amendment No. 82 filed 7/1/2008)

(g)	Custodian Agreements –Form of Global Custody Agreement dated 12/14/06 – previously filed (see P/E Amendment No. 81 filed 10/31/07)

(h)
Other Material Contracts – Amended Shareholder Services Agreement dated April 1, 2003 - previously filed (see P/E Amendment No. 78 filed 11/1/04) Form of Indemnification Agreement dated July 1, 2004 - previously filed (see P/E Amendment No. 78 filed 11/1/04); Form of Amendment to Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 81 filed 10/31/07) and Form of Amended and Restated Administrative Service Agreement dated 6/16/08 – previously filed (see P/E Amendment No. 82 filed 7/1/2008)

(i)	Legal Opinion – Legal Opinion previously filed (see P/E Amendment No. 70 filed 3/10/00, No. 72 filed 3/8/01, No. 74 filed 2/14/02, No. 75 filed 5/13/02 and No. 82 filed 7/1/08)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)           Omitted financial statements - none

(l)	Initial capital agreements - not applicable to this filing

(m)
Rule 12b-1 Plan – Forms of Plans of Distribution - Class A Plan of Distribution - previously filed (see P/E Amendment No. 65 filed 10/31/97); Class 529-A - previously filed (see P/E Amendment No. 74 filed 2/14/02); Amended Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 dated 8/18/05 – previously filed (see P/E Amendment No. 79 filed 10/31/05) and Forms of Amendment to Plan of Distribution – Class F-1 and Class 529-F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 82 filed 7/1/2008)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 6/16/08 – previously filed (see P/E Amendment No. 82 filed 7/1/2008)

(o)           Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated September 2008; and Code of Ethics for Registrant dated December 2005

Item 24.                      Persons Controlled by or under Common Control the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article VII of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Regional Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Regional Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Regional Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Thomas E. Cournoyer	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Christopher J. Curran	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Jeffrey C. Denny	Regional Vice President	None
	James A. DePerno, Jr. 19 Hamlin Ave East Aurora, NY 14052	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
IRV	Steven Guida	Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Steven J. Hipsley	Regional Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Assistant Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	William J. Maguire	Regional Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Terry W. McNabb	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Regional Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	Vice Chairman
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
IRV	Cathy Sackett	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	David W. Short	Chairman of the Board and Co-Chief Executive Officer	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
LAO	Rodney G. Smith	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Regional Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	Senior Vice President
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None
LAO	Scott D. Zambon	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, CA 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, CA 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 30th day of October, 2008.

THE GROWTH FUND OF AMERICA, INC.

By: /s/ Patrick F. Quan
(Patrick F. Quan, Secretary)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on October 30, 2008 by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Paul G. Haaga, Jr.	Executive Vice President
(Paul G. Haaga, Jr.)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Jeffrey P. Regal	Treasurer
(Jeffrey P. Regal)

(3)	Directors:
	Ronald P. Badie*	Director
	Joseph C. Berenato*	Director
	Louise H. Bryson*	Director
	Robert J. Denison*	Director
	Robert A. Fox*	Director
	Leonade D. Jones*	Director
	John G. McDonald*	Director
	Gail L. Neale*	Director
	/s/ Donald D. O’Neal	President
(Donald D. O'Neal)
	Henry E. Riggs*	Chairman of the Board (Independent and Non-Executive)
	/s/ James F. Rothenberg	Vice Chairman
	Patricia K. Woolf*	Director
*By: /s/ Patrick F. Quan
(Patrick F. Quan, pursuant to a power of attorney filed herewith)

Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Michael J. Triessl
(Michael J. Triessl, Counsel)

POWER OF ATTORNEY

I, Ronald P. Badie, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	Endowments (File No. 002-34371, File No. 811-01884)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Flintridge, CA, this 25th day of August, 2008.
(City, State)

/s/ Ronald P. Badie
Ronald P. Badie, Board member

POWER OF ATTORNEY

I, Joseph C. Berenato, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Carson, CA, this 8th day of August, 2008.
(City, State)

/s/ Joseph C. Berenato
Joseph C. Berenato, Board member

POWER OF ATTORNEY

I, Louise H. Bryson, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jeffrey P. Regal Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 7th day of August, 2008.
(City, State)

/s/ Louise H. Bryson
Louise H. Bryson, Board member

POWER OF ATTORNEY

I, Robert J. Denison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Endowments (File No. 002-34371, File No. 811-01884)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Fe, NM, this 8th day of August, 2008.
(City, State)

/s/ Robert J. Denison
Robert J. Denison, Board member

POWER OF ATTORNEY

I, Robert A. Fox, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim Bryan K. Nielsen Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Reno, NV, this 8th day of August, 2008.
(City, State)

/s/ Robert A. Fox
Robert A. Fox, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, this 11th day of August, 2008.
(City, State)

/s/ Leonade D. Jones
Leonade D. Jones, Board member

POWER OF ATTORNEY

I, John G. McDonald, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim Bryan K. Nielsen Jeffrey P. Regal Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA, this 6th day of August, 2008.
(City, State)

/s/ John G. McDonald
John G. McDonald, Board member

POWER OF ATTORNEY

I, Gail L. Neale, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Burlington, VT, this 7th day of August, 2008.
(City, State)

/s/ Gail L. Neale
Gail L. Neale, Board member

POWER OF ATTORNEY

I, Henry E. Riggs, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA, this 11th day of August, 2008.
(City, State)

/s/ Henry E. Riggs
Henry E. Riggs, Board member

POWER OF ATTORNEY

I, Patricia K. Woolf, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim David A. Pritchett Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Princeton, NJ, this 6th day of August, 2008.
(City, State)

/s/ Patricia K. Woolf
Patricia K. Woolf, Board member